UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number  811-214
                                                    ---------


                           SENTINEL GROUP FUNDS, INC.
                           --------------------------
               (Exact name of registrant as specified in charter)


                            ONE NATIONAL LIFE DRIVE
                              MONPELIER, VT 05604
                           -------------------------
               (Address of principal executive offices) (Zip code)


                     SENTINEL ADMINISTRATIVE SERVICE COMPANY
                            ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ----------------------------------------
                     (Name and address of agent for service)


                                 (800) 282-3863
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: 11/30/05
                         ----------

Date of reporting period:02/28/05
                         ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


    SENTINEL FLEX CAP OPPORTUNITY FUND
    INVESTMENT IN SECURITIES
    At February 28, 2005 (Unaudited)
    ---------------------------------------------------------------------------
                                                                      Value
                                                        Shares      (Note 1)
    ---------------------------------------------------------------------------
    COMMON STOCKS 100.3%
    CONSUMER DISCRETIONARY 16.7%
*   Aeropostale, Inc.                                     2,600  $       82,940
    Best Buy Co., Inc.                                    8,770         473,755
*   Cheesecake Factory, Inc.                             10,050         342,001
*   Fossil, Inc.                                          9,655         249,099
    Home Depot, Inc.                                      8,640         345,773
    Leggett & Platt, Inc.                                11,200         309,904
    Marriott Int'l. - Class A                             2,400         153,840
*   Netflix, Inc.                                        32,500         347,750
*   NVR, Inc.                                               200         158,450
    Royal Caribbean Cruises Ltd.                          7,200         340,200
*   Select Comfort Corp.                                 20,900         430,540
*   Sirius Satellite Radio, Inc.                         79,700         443,929
    Staples, Inc.                                        13,500         425,520
    Station Casinos, Inc.                                 3,000         182,820
    Target Corp.                                          5,040         256,133
*   Timberland Co.                                        5,200         362,128
    TJX Cos.                                             11,540         281,807
                                                                 --------------
                                                                      5,186,589
                                                                 --------------
    CONSUMER STAPLES 5.9%
*   Central European Distribution Corp.                   2,800         107,856
    Costco Wholesale Corp.                                6,740         314,017
    PepsiCo, Inc.                                         8,800         473,968
    Proctor & Gamble Co.                                 13,900         737,951
    Whole Foods Market, Inc.                              2,000         205,640
                                                                 --------------
                                                                      1,839,432
                                                                 --------------
    ENERGY 5.7%
    Noble Energy, Inc.                                    3,600         243,504
*   Pride Int'l., Inc.                                   11,400         280,668
    Schlumberger Ltd.                                     8,600         648,870
*   Varco Int'l., Inc.                                    8,200         309,222
    XTO Energy, Inc.                                      6,000         273,120
                                                                 --------------
                                                                      1,755,384
                                                                 --------------
    FINANCIALS 9.9%
    American Express Co.                                  9,000         487,350
    American Int'l. Group                                 6,900         460,920
    Citigroup, Inc.                                       4,500         214,740
    Doral Financial Corp.                                 5,600         222,096
*   First Marblehead Corp.                                5,400         375,570
    J.P. Morgan Chase & Co.                               5,700         208,335
    Legg Mason, Inc.                                      5,100         411,264
    SLM Corp.                                            10,170         496,296
    T. Rowe Price Group, Inc.                             2,900         178,031
                                                                 --------------
                                                                      3,054,602
                                                                 --------------
    HEALTH CARE 23.0%
    Abbott Labs                                           4,700         216,153
*   Amgen, Inc.                                           7,140         439,895
*   ArthroCare Corp.                                      4,600         132,572
    Beckman Coulter, Inc.                                 4,300         302,935
*   Caremark RX, Inc.                                     7,100         271,788
*   Cerner Corp.                                          8,100         422,010
*   Endo Pharmaceuticals Holdings, Inc.                  26,100         588,033
    Johnson & Johnson                                    12,540         822,624
*   Laboratory Corp.                                      9,700         464,533
    Lilly, Eli & Co.                                      5,600         313,600
    Merck & Co.                                          12,500         396,250
*   Patterson Cos., Inc.                                  5,200         258,024
    Pfizer, Inc.                                         12,500         328,625
*   Pharmaceutical Products Dev., Inc.                   11,670         497,726
    Teva Pharmaceutical Industries Ltd. (ADR)             8,600         258,946
    UnitedHealth Group, Inc.                              7,840         714,694
*   Varian Medical Systems, Inc.                          6,000         215,580
*   Wellpoint Health Networks, Inc.                       3,990         487,019
                                                                 --------------
                                                                      7,131,007
                                                                 --------------
    INDUSTRIALS 11.2%
*   CheckFree Corp.                                       2,500          96,350
    Cintas Corp.                                          2,000          87,560
*   Corrections Corp. of America                          5,600         210,784
    Danaher Corp.                                         1,500          81,255
    General Dynamics Corp.                                1,500         158,025
    General Electric Co.                                 13,230         465,696
    Goodrich Corp.                                        5,000         185,150
    Honeywell Int'l., Inc.                                8,300         315,151
*   Portfolio Recovery Associates, Inc.                   8,900         335,886
    Republic Services, Inc.                               9,870         312,978
    Roper Industries, Inc.                                7,090         458,014
    Timken Co.                                           15,640         442,612
    United Technologies Corp.                             3,200         319,616
                                                                 --------------
                                                                      3,469,077
                                                                 --------------
    INFORMATIONAL TECHNOLOGY 25.1%
    Adobe Systems, Inc.                                   4,300         265,525
*   Aeroflex, Inc.                                       35,100         356,616
*   Apple Computer, Inc.                                  8,200         367,852
*   Applied Materials, Inc.                              24,560         429,800
*   Avid Technology, Inc.                                 4,800         321,120
*   Broadcom Corp. - Class A                              4,440         143,190
    CDW Corp.                                             2,800         160,916
*   Cisco Systems, Inc.                                   9,010         156,954
*   Cognizant Technology Solutions Corp.                  6,200         292,826
*   Cree, Inc.                                           13,400         315,168
*   Dell, Inc.                                           17,360         695,962
*   Digital River, Inc.                                   7,900         238,027
*   EMC Corp.                                            12,100         153,186
*   F5 Networks, Inc.                                     3,700         203,833
*   Fiserv, Inc.                                          4,940         187,424
    Infosys Technologies, Ltd. (ADR)                      2,200         167,750
    Intel Corp.                                           7,810         187,284
    KLA -Tencor Corp.                                    10,300         508,923
    Maxim Integrated Products, Inc.                      10,190         438,374
*   Mercury Interactive Corp.                             3,600         165,168
*   Network Appliance, Inc.                               4,100         123,041
*   Novellus Systems, Inc.                               14,590         430,916
*   Oracle Corp.                                         25,640         331,012
    Qualcomm, Inc.                                        4,400         158,884
*   Symantec Corp.                                       11,000         242,110
    Texas Instruments                                    14,270         377,727
*   Websense, Inc.                                        5,900         353,115
                                                                 --------------
                                                                      7,772,703
                                                                 --------------
    MATERIALS 1.7%
    Freeport McMoran Copper & Gold, Inc.                  7,700         322,014
    Peabody Energy Corp.                                  2,100         203,910
                                                                 --------------
                                                                        525,924
                                                                 --------------
    TELECOMMUNICATION SERVICES 1.1%
*   Nextel Partners, Inc.- Class A                       17,500         348,425
                                                                 --------------
    TOTAL COMMON STOCKS
    (Cost $27,952,881)**                                             31,083,143

    EXCESS OF LIABILITIES
     OVER OTHER ASSETS (0.3)%                                           (90,344)
                                                                 --------------
    NET ASSETS                                                    $ 30,992,799
                                                                 ==============

*   Non-income producing.

** Cost for federal income tax purposes is substantially similar. At February 28, 2005 net unrealized appreciation for federal income tax purposes aggregated $3,130,262 of which $3,925,296 related to appreciated securities and $795,034 related to depreciated securities.

    (ADR) - American Depository Receipt

    SENTINEL SMALL COMPANY FUND
    INVESTMENT IN SECURITIES
    at February 28, 2005 (Unaudited)
    ---------------------------------------------------------------------------
                                                                      Value
                                                        Shares      (Note 1)
    ---------------------------------------------------------------------------
    COMMON STOCKS  95.6%
    CONSUMER DISCRETIONARY 16.8%
*   A.C. Moore Arts & Crafts, Inc.                      525,000  $   13,397,475
    ADVO, Inc.                                          550,000      20,168,500
*   Ann Taylor Stores Corp.                             750,800      16,637,728
    Bob Evans Farms, Inc.                               723,300      16,382,745
*   Fossil, Inc.                                        510,000      13,158,000
    Fred's, Inc.                                        800,000      13,480,000
    Harte-Hanks, Inc.                                   550,000      14,740,000
    K- Swiss, Inc.                                      325,000      10,075,000
    Lone Star Steakhouse Saloon                         615,700      16,377,620
*   RARE Hospitality Int'l., Inc.                       325,000       9,509,500
    Regis Corp.                                         600,000      23,640,000
    Ruby Tuesday, Inc.                                  675,000      16,321,500
*   Timberland Co.                                      400,000      27,856,000
    Unifirst Corp.                                      350,000      14,203,000
                                                                 --------------
                                                                    225,947,068
                                                                 --------------
    CONSUMER STAPLES 4.1%
*   BJ's Wholesale Club, Inc.                           500,000      15,285,000
    Casey's General Stores, Inc.                        800,000      14,432,000
    Church & Dwight, Inc.                               625,000      22,106,250
*   Hain Celestial Group, Inc.                          153,800       2,871,446
                                                                 --------------
                                                                     54,694,696
                                                                 --------------
    ENERGY 8.4%
    Cabot Oil & Gas Corp.                               250,000      13,997,500
*   Core Laboratories                                   500,000      13,445,000
*   Remington Oil & Gas Corp.                           550,000      18,326,000
*   Superior Energy Services, Inc.                    1,675,000      32,126,500
*   TETRA Technologies, Inc.                            550,000      17,220,500
    Western Gas Resources, Inc.                         500,000      18,500,000
                                                                 --------------
                                                                    113,615,500
                                                                 --------------
    FINANCIALS  12.2%
    East West Bancorp, Inc.                             300,000      10,788,000
    First Midwest Bankcorp                              575,000      19,624,750
    HCC Insurance Holdings, Inc.                        750,000      28,125,000
    Healthcare Realty Trust                             500,000      18,400,000
    Hilb, Rogal & Hobbs Co.                             400,000      13,724,000
    Main Street Banks, Inc.                             350,000      11,200,000
    RLI Corp.                                           550,000      23,815,000
    Sun Communities, Inc.                               375,000      13,140,000
    UCBH Holdings, Inc.                                 300,000      12,417,000
    Wilmington Trust Corp.                              375,000      12,708,750
                                                                 --------------
                                                                    163,942,500
                                                                 --------------
    HEALTH CARE 12.7%
*   Advanced Neuromodulation Systems                    330,000       9,735,000
*   Andrx Corp.                                         925,000      20,766,250
*   Arthrocare Corp.                                    400,000      11,528,000
*   Bio Rad Labs, Inc.                                  225,000      11,004,750
*   Biosite, Inc.                                       450,000      26,073,000
*   Cerner Corp.                                        325,000      16,932,500
*   Edwards LifeSciences Corp.                          250,000      10,752,500
*   ICU Med., Inc.                                      600,000      18,372,000
*   IDX Systems Corp.                                   250,000       8,577,500
*   Integra Lifescience Holdings                        350,000      12,981,500
*   SeroLogicals Corp.                                  650,000      15,710,500
*   Sybron Dental Specialties, Inc.                     250,000       8,930,000
                                                                 --------------
                                                                    171,363,500
                                                                 --------------
    INDUSTRIALS 17.1%
    ABM Industries, Inc.                                650,000      12,044,500
    Clarcor, Inc.                                       325,000      17,962,750
*   CUNO, Inc.                                          250,000      14,050,000
    Curtiss - Wright Corp.                                  600          33,330
    Donaldson Co., Inc.                                 400,000      12,756,000
*   Esco Technologies, Inc.                             200,000      16,166,000
    G&K Services, Inc. - Class A                        400,000      17,164,000
    Heico Corp. - Class A                               500,000       8,800,000
    IDEX Corp.                                          222,600       8,792,700
    Lindsay Mfg. Co.                                    320,000       7,436,800
*   Moog, Inc. - Class A                                197,400       8,804,040
    MSC Industrial Direct Co., Inc.                     250,000       8,087,500
*   SOURCE Corp., Inc.                                  577,900      12,066,552
    Teleflex, Inc.                                      500,000      25,180,000
    Thomas Industries, Inc.                             300,000      12,024,000
*   Waste Connections, Inc.                             775,000      26,412,000
*   West Corp.                                          700,000      23,597,000
                                                                 --------------
                                                                    231,377,172
                                                                 --------------
    INFORMATION TECHNOLOGY 19.3%
*   Activision, Inc.                                    925,000      20,220,500
*   Aeroflex, Inc.                                    1,125,000      11,430,000
*   Ansys, Inc.                                         300,000      10,788,000
*   Bisys Group, Inc.                                 1,500,000      22,230,000
*   Ceridian Corp.                                    1,150,000      20,987,500
*   Digital Insight Corp.                               938,800      15,067,740
*   Digitas, Inc.                                     1,750,000      17,325,000
*   FormFactor, Inc.                                    425,000       9,762,250
*   Hyperion Solutions Corp.                            200,000      10,096,000
*   Integrated Circuit Systems, Inc.                    300,000       6,054,000
*   Kronos, Inc.                                        250,000      13,960,000
*   Lawson Software, Inc.                               654,900       3,798,420
*   Manhattan Associates, Inc.                          650,000      12,915,500
    Methode Electronics, Inc.                           800,000       8,952,000
*   Mettler-Toledo Int'l.                               200,000      10,500,000
*   Perot Systems Corp.                               1,250,000      16,575,000
    Plantronics, Inc.                                   375,000      13,665,000
*   Rogers Corp.                                        325,000      14,839,500
*   Semtech Corp.                                       400,000       7,824,000
*   Serena Software, Inc.                               600,000      13,860,000
                                                                 --------------
                                                                    260,850,410
                                                                 --------------
    MATERIALS 5.0%
    Aptargroup, Inc.                                    375,000      19,357,500
    Ferro Corp.                                         650,000      12,720,500
    MacDermid, Inc.                                     550,000      18,480,000
    Sensient Technologies Corp.                         800,000      17,472,000
                                                                 --------------
                                                                     68,030,000
                                                                 --------------
    TOTAL COMMON STOCKS
    (Cost $1,044,081,236)                                         1,289,820,846
                                                                 --------------

    ---------------------------------------------------------------------------
                                                      Principal
                                                        Amount        Value
                                                      (M=$1,000)    (Note 1)
    ---------------------------------------------------------------------------
    CORPORATE SHORT-TERM NOTES  2.6%
    AIG Funding, Inc.
    2.5%, 03/02/05                                       5,000M       4,999,653
    American Express Credit
    2.51%, 03/07/05                                      4,700M       4,698,034
    Chevron Oil Finance
    2.5%, 03/05/05                                       4,000M       3,998,055
    UBS Financial (DE)
    2.48%, 03/04/05                                     10,000M       9,997,933
    Wells Fargo & Co.
    2.49%, 03/01/05                                     11,000M      11,000,000
                                                                 --------------
    TOTAL CORPORATE SHORT-TERM NOTES
    (Cost $34,693,675)                                               34,693,675
                                                                 --------------
    U.S. GOVERNMENT AGENCY OBLIGATIONS 0.4%
    Federal Home Loan Bank
    2.41%, 03/03/2005
    (Cost $5,499,264)                                    5,500M       5,499,264
                                                                 --------------
    TOTAL INVESTMENTS
    (Cost $1,084,274,175)**                                       1,330,013,785

    EXCESS OF OTHER ASSETS
      OVER LIABILITIES 1.4%                                          18,831,684
                                                                 --------------
    NET ASSETS                                                   $1,348,845,469
                                                                 ==============

--------------------------------------------------------------------------------
*   Non-Income producing

** Cost for federal income tax purposes is substantially similar. At February 28, 2005 net unrealized appreciation for federal income tax purposes aggregated $245,739,610 of which $271,744,662 related to appreciated securities and $26,005,052 related to depreciated securities.

    SENTINEL MID CAP GROWTH FUND
    INVESTMENT IN SECURITIES
    at February 28, 2005 (Unaudited)
    ---------------------------------------------------------------------------
                                                                      Value
                                                        Shares      (Note 1)
    ---------------------------------------------------------------------------
    COMMON STOCKS 100.1%
    CONSUMER DISCRETIONARY 21.6%
*   Aeropostale, Inc.                                    35,700  $    1,138,830
    Best Buy Co., Inc.                                   46,300       2,501,126
*   Cheesecake Factory, Inc.                             54,000       1,837,620
*   Coach, Inc.                                          26,000       1,443,780
*   Dicks Sporting Goods, Inc.                           44,200       1,584,570
*   Fossil, Inc.                                         48,750       1,257,750
*   Getty Images, Inc.                                    8,400         599,256
*   Guitar Center, Inc.                                  43,900       2,659,462
    Leggett & Platt, Inc.                                58,000       1,604,860
    Marriott Int'l. - Class A                            32,500       2,083,250
*   Netflix, Inc.                                       176,800       1,891,760
*   NVR, Inc.                                             2,900       2,297,525
    Royal Caribbean Cruises Ltd.                         45,800       2,164,050
*   Select Comfort Corp.                                115,400       2,377,240
*   Sirius Satellite Radio, Inc.                        560,000       3,119,200
    Staples, Inc.                                        81,700       2,575,184
    Station Casinos, Inc.                                19,800       1,206,612
*   Timberland Co.                                       29,500       2,054,380
    TJX Cos.                                             59,500       1,452,990
*   Toll Brothers, Inc.                                  15,000       1,320,750
*   XM Satellite Radio Holdings, Inc.                    16,000         527,360
                                                                 --------------
                                                                     37,697,555
                                                                 --------------
    CONSUMER STAPLES  2.7%
*   Central European Distribution Corp.                  15,000         577,800
    Costco Wholesale Corp.                               19,200         894,528
    Hershey Foods Corp.                                  33,000       2,079,000
    Whole Foods Market, Inc.                             12,000       1,233,840
                                                                 --------------
                                                                      4,785,168
                                                                 --------------
    ENERGY 7.8%
    Devon Energy Corp.                                   21,100         987,269
    EOG Resources, Inc.                                  11,800       1,075,216
*   National Oilwell, Inc.                               40,000       1,813,600
    Noble Energy, Inc.                                   20,000       1,352,800
*   Pride Int'l., Inc.                                   63,000       1,551,060
*   Varco Int'l., Inc.                                   47,200       1,779,912
*   Weatherford Int'l. Ltd.                              31,500       1,877,715
    Williams Cos., Inc.                                  55,000       1,035,650
    XTO Energy, Inc.                                     47,600       2,166,752
                                                                 --------------
                                                                     13,639,974
                                                                 --------------
    FINANCIALS 6.8%
    Doral Financial Corp.                                46,300       1,836,258
    East West Bancorp, Inc.                              24,200         870,232
*   First Marblehead Corp.                               28,700       1,996,085
    Legg Mason, Inc.                                     39,800       3,209,472
    SLM Corp.                                            43,800       2,137,440
    T. Rowe Price Group, Inc.                            15,000         920,850
    UCBH Holdings, Inc.                                  22,600         935,414
                                                                 --------------
                                                                     11,905,751
                                                                 --------------
    HEALTH CARE 16.9%
*   Affymetrix, Inc.                                     12,200         521,306
*   Amgen, Inc.                                          37,500       2,310,375
*   ArthroCare Corp.                                     27,500         792,550
    Beckman Coulter, Inc.                                39,300       2,768,685
*   Caremark RX, Inc.                                    43,042       1,647,648
*   Cerner Corp.                                         51,000       2,657,100
*   Coventry Health Care, Inc.                           35,350       2,230,585
*   Endo Pharmaceuticals Holdings, Inc.                 136,600       3,077,598
*   Laboratory Corp.                                     50,700       2,428,023
*   Patterson Cos., Inc.                                 30,600       1,518,372
*   Pharmaceutical Products Dev., Inc.                   61,800       2,635,770
    Teva Pharmaceutical Industries Ltd. (ADR)            47,500       1,430,225
    UnitedHealth Group, Inc.                             29,100       2,652,756
    Varian Medical Systems, Inc.                         32,700       1,174,911
*   Wellpoint Health Networks, Inc.                      13,800       1,684,428
                                                                 --------------
                                                                     29,530,332
                                                                 --------------
    INDUSTRIALS 14.8%
*   Bright Horizon Family Solutions, Inc.                 7,300         502,824
*   CheckFree Corp.                                      13,500         520,290
    Cintas Corp.                                         11,000         481,580
    Corporate Executive Board Co.                        23,400       1,463,670
*   Corrections Corp. of America                         46,700       1,757,788
    Danaher Corp.                                        23,000       1,245,910
    Donaldson Co., Inc.                                  61,400       1,958,046
    General Dynamics Corp.                                9,600       1,011,360
    Goodrich Corp.                                       60,500       2,240,315
    Honeywell Int'l., Inc.                               46,000       1,746,620
*   Laureate Education, Inc.                             32,300       1,401,497
    Manpower, Inc.                                       18,100         790,970
*   Portfolio Recovery Associates, Inc.                  47,800       1,803,972
    Republic Services, Inc.                              52,600       1,667,946
    Rockwell Collins, Inc.                               14,000         644,700
    Roper Industries, Inc.                               34,900       2,254,540
    Stericycle, Inc.                                     17,500         804,650
    Timken Co.                                           95,300       2,696,990
*   West Corp.                                           25,100         846,121
                                                                 --------------
                                                                     25,839,789
                                                                 --------------
    INFORMATION TECHNOLOGY 25.2%
    Adobe Systems, Inc.                                  22,900       1,414,075
*   Aeroflex, Inc.                                      182,000       1,849,120
*   Altera Corp.                                        108,500       2,250,290
*   Apple Computer, Inc.                                 46,200       2,072,532
*   Avid Technology, Inc.                                26,600       1,779,540
*   Broadcom Corp. - Class A                             55,200       1,780,200
    CDW Corp.                                            15,300         879,291
*   Cognizant Technology Solutions Corp.                 38,800       1,832,524
*   Cree, Inc.                                           89,700       2,109,744
*   Dell, Inc.                                           70,000       2,806,300
*   Digital River, Inc.                                  43,400       1,307,642
*   Electronic Arts, Inc.                                10,000         644,900
*   F5 Networks, Inc.                                    32,600       1,795,934
*   FormFactor, Inc.                                     25,500         585,735
    Intel Corp.                                          67,000       1,606,660
    KLA-Tencor Corp.                                     67,300       3,325,293
*   Marvell Technology Group, Ltd.                       62,300       2,279,557
    Maxim Integrated Products, Inc.                      54,100       2,327,382
*   Mercury Interactive Corp.                            20,000         917,600
*   NETGEAR, Inc.                                        31,000         424,700
*   Network Appliance, Inc.                              32,300         969,323
*   Novellus Systems, Inc.                               94,900       2,802,871
*   Oracle Corp.                                        150,100       1,937,791
    Satyam Computer Services Ltd. (ADR)                  52,000       1,268,280
*   Symantec Corp.                                       60,000       1,320,600
*   WebSense, Inc.                                       31,400       1,879,290
                                                                 --------------
                                                                     44,167,174
                                                                 --------------
    MATERIALS 3.0%
    Freeport-McMoran Copper & Gold, Inc.                 44,000       1,840,080
    Peabody Energy Corp.                                 20,700       2,009,970
    Praxair, Inc.                                        30,300       1,358,349
                                                                 --------------
                                                                      5,208,399
                                                                 --------------
    TELECOMMUNICATION SERVICES 1.3%
*   Nextel Partners, Inc. - Class A                     116,000       2,309,560
                                                                 --------------
    TOTAL COMMON STOCKS
    (Cost $144,054,633)**                                           175,083,702

    EXCESS OF LIABILITIES
     OVER OTHER ASSETS  (0.1%)                                          (94,242)
                                                                 --------------
    NET ASSETS                                                   $  174,989,460
                                                                 ==============

*     Non-income producing.

** Cost for federal income tax purposes is substantially similar. At February 28, 2005 net unrealized appreciation for federal income tax purposes aggregrated $31,029,069 of which $34,013,039 related to appreciated securities and $2,983,970 related to depreciated securities.

      (ADR) - American Depository Receipt

    SENTINEL CORE MID CAP FUND
    INVESTMENT IN SECURITIES
    at February 28, 2005 (Unaudited)
    ---------------------------------------------------------------------------
                                                                      Value
                                                        Shares      (Note 1)
    ---------------------------------------------------------------------------
    COMMON STOCKS 94.5%
    CONSUMER DISCRETIONARY  19.4%
*   Brinker Int'l., Inc.                                 12,400  $      469,464
    Family Dollar Stores, Inc.                           11,000         362,120
    Gentex Corp.                                         12,200         413,702
    GTECH Holdings Corp.                                 16,500         385,275
    Int'l Speedway Corp. - Class A                        4,500         239,850
    Liz Clairborne, Inc.                                 10,000         423,000
    McGraw-Hill Cos., Inc.                                4,000         367,400
    Michaels Stores, Inc.                                15,000         478,350
    Regis Corp.                                          10,000         394,000
    Tiffany & Co.                                        12,000         361,800
    TJX Cos.                                             16,600         405,372
                                                                 --------------
                                                                      4,300,333
                                                                 --------------
    CONSUMER STAPLES  5.6%
    Clorox Co.                                            3,700         222,148
    Heinz, H.J. Co.                                       9,500         357,580
    Sysco Corp.                                          10,500         361,410
    Wrigley (Wm) Jr. Co.                                  4,500         299,520
                                                                 --------------
                                                                      1,240,658
                                                                 --------------
    ENERGY 8.2%
    Baker Hughes, Inc.                                    4,100         193,848
    Chesapeake Energy Corp.                              15,500         336,195
    GlobalSantaFe Corp.                                   8,000         300,000
*   National Oilwell, Inc.                                5,000         226,700
    Noble Energy, Inc.                                    4,000         270,560
*   Weatherford Int'l. Ltd.                               4,500         268,245
    Western Gas Resources, Inc.                           6,000         222,000
                                                                 --------------
                                                                       1,817,548
                                                                 --------------
    FINANCIALS  15.5%
    Associated Banc Corp.                                 6,500         208,390
    City National Corp.                                   2,000         136,900
    Duke Realty Corp.                                     9,500         300,960
    Federated Investors, Inc.                             7,800         230,412
    Liberty Property Trust                                7,300         302,658
    Mellon Financial Corp.                               12,000         344,160
    Mercantile Bankshares Corp.                           4,000         194,440
    North Fork Bancorporation                             7,000         201,670
    Regions Financial Corp.                              10,500         338,730
    State Street Corp.                                    7,800         342,030
    Synovus Financial Corp.                               9,900         268,884
    Willis Group Holdings Ltd.                            9,000         355,950
    Wilmington Trust Corp.                                6,000         203,340
                                                                 --------------
                                                                      3,428,524
                                                                 --------------
    HEALTH CARE  13.0%
    Bard, C. R., Inc.                                     1,500          99,750
*   Barr Pharmaceuticals, Inc.                            6,200         295,988
    Beckman Coulter, Inc.                                 4,700         331,115
*   Cerner Corp.                                          6,700         349,070
*   Coventry Health Care, Inc.                            5,500         347,050
    Dentsply Int'l., Inc.                                 4,200         230,874
*   Endo Pharmaceuticals Holdings, Inc.                  16,000         360,480
    Hillenbrand Industries, Inc.                          5,000         282,050
*   Invitrogen Corp                                       5,400         377,784
*   Laboratory Corp.                                      4,500         215,505
                                                                 --------------
                                                                      2,889,666
                                                                 --------------
    INDUSTRIALS 12.0%
*   Choicepoint, Inc.                                     9,000         362,700
    Donaldson Co., Inc.                                   5,500         175,395
    Dover Corp.                                          12,000         464,040
    ITT Industries, Inc.                                  5,800         510,110
    Pall Corp.                                           10,500         284,235
    Republic Services, Inc.                              14,500         459,795
    Teleflex, Inc.                                        7,900         397,844
                                                                 --------------
                                                                      2,654,119
                                                                 --------------
    INFORMATION TECHNOLOGY  15.5%
*   Activision, Inc.                                     16,000         349,760
*   Affiliated Computer Services                          7,500         387,750
*   Ceridian Corp.                                       19,400         354,050
*   Cognos, Inc.                                          8,500         364,735
*   Computer Sciences Corp.                               8,500         392,955
    Diebold, Inc.                                         5,700         304,209
*   Electronic Arts, Inc.                                 8,000         515,920
    Intersil Corp.                                       22,000         370,920
    Microchip Technology, Inc.                           14,700         403,662
                                                                 --------------
                                                                      3,443,961
                                                                 --------------
    MATERIALS  5.3%
    Ecolab, Inc.                                          6,000         190,260
    Engelhard Corp.                                       9,500         287,375
    Freeport McMoran Copper & Gold                        8,000         334,560
    Int'l. Flavors & Fragrances                           9,000         371,610
                                                                 --------------
                                                                      1,183,805
                                                                 --------------
    TOTAL COMMON STOCKS
    (Cost $19,159,253)                                               20,958,614
                                                                 --------------

    ---------------------------------------------------------------------------
                                                      Principal
                                                        Amount        Value
                                                      (M=$1,000)    (Note 1)
    ---------------------------------------------------------------------------
    CORPORATE SHORT-TERM NOTES 4.5%
    American Express Credit
    2.52%, 03/03/2005
    (Cost $999,860)                                      1,000M         999,860
                                                                 --------------
    TOTAL INVESTMENTS
    (Cost $20,159,113)**                                             21,958,474

    EXCESS OF OTHER ASSETS
      OVER LIABILITIES 1.0%                                             237,451
                                                                 --------------
    NET ASSETS                                                   $   22,195,925
                                                                 ==============

*   Non-income producing.

** Cost for federal income tax purposes is substantially similar. At February 28, 2005 net unrealized appreciation for federal income tax purposes aggregrated $1,799,361 of which $2,046,061 related to appreciated securities and $246,700 related to depreciated securities.

    SENTINEL INTERNATIONAL EQUITY FUND
    INVESTMENT IN SECURITIES
    at February 28, 2005 (Unaudited)
    ---------------------------------------------------------------------------
                                                        Shares         Value
                                                                      (Note 1)
    ---------------------------------------------------------------------------
    COMMON STOCKS                               97.6%
                           AUSTRALIA             1.5%
    National Australia (f)                               88,600  $    2,014,301
                                                                 --------------
                            BELGIUM              1.1%
    Belgacom SA (f)                                      36,200       1,520,153
                                                                 --------------
                            CANADA               2.2%
    BCE, Inc. (f)                                        57,400       1,337,968
    Encana Corp. (f)                                     23,500       1,558,728
                                                                 --------------
                                                                      2,896,696
                                                                 --------------
                             CHINA               0.5%
    China Life Insurance Co. Ltd. (ADR)                  21,400         589,570
                                                                 --------------
                            DENMARK              2.0%
    Danske Bank (f)                                      83,300       2,556,960
                                                                 --------------
                            FINLAND              4.7%
    Nokia OYJ (f)                                       171,758       2,773,241
    Stora Enso Oyj-R (f)                                132,200       2,011,530
    Upm - Kymmene Oyj (f)                                58,750       1,308,008
                                                                 --------------
                                                                      6,092,779
                                                                 --------------
                            FRANCE               4.0%
    Michelin (f)                                         41,165       2,933,520
    Societe Generale (f)                                 20,550       2,167,305
                                                                 --------------
                                                                      5,100,825
                                                                 --------------
                            GERMANY              3.1%
    BASF A.G. (f)                                        39,125       2,923,349
    Deutsche Bank A.G. (f)                               12,685       1,115,012
                                                                 --------------
                                                                      4,038,361
                                                                 --------------
                           HONG KONG             2.5%
    Cheung Kong (f)                                      67,000         634,912
    HSBC Holdings (f)                                    74,500       1,251,467
    Hutchison Wham Fnc (f)                              143,800       1,294,932
                                                                 --------------
                                                                      3,181,311
                                                                 --------------
                             ITALY               2.7%
    Enel Spa (f)                                        157,300       1,513,385
    E.N.I. SpA-Sponsored (ADR)                           14,725       1,928,975
                                                                 --------------
                                                                      3,442,360
                                                                 --------------
                             JAPAN              20.5%
    Canon, Inc. (f)                                      33,300       1,761,123
    East Japan Railway NPV (f)                              345       1,837,354
    Eisai Co. (f)                                        33,100       1,118,315
    Fuji Photo Film (f)                                  81,000       3,060,458
    Hitachi Ltd. (f)                                    160,000       1,012,664
    Ito-Yokado Co. Ltd. (f)                              28,000       1,154,128
    KAO Corp. (f)                                        71,000       1,684,219
    Millea Holdings (f)                                      79       1,157,965
    NEC Electronics (f)                                  21,000       1,167,951
    Nintendo Co. Ltd. (f)                                14,700       1,624,016
    Nippon Telegraph & Telephone (f)                        389       1,689,629
    Nomura Securities (f)                                87,000       1,203,547
    Olympus Corp. NPV (f)                                52,000       1,143,890
    Shin-Etsu Chemical NPV (f)                           46,800       1,913,559
    Sony Corp. (f)                                       33,300       1,262,381
    Takeda Chemical Industries (f)                       47,100       2,259,664
    Toyota Motor Corp. (f)                               36,900       1,432,372
                                                                 --------------
                                                                     26,483,235
                                                                 --------------
                            MEXICO               2.3%
    Fomento Economico Mexicano
      Sa Sponsored Units (ADR)                           13,700         827,754
    Telefonos de Mexico (ADR)                            55,360       2,170,666
                                                                 --------------
                                                                      2,998,420
                                                                 --------------
                          NETHERLANDS            9.2%
    ABN-Amro Holdings (f)                                43,500       1,196,340
    Aegon N.V. (f)                                      164,400       2,367,177
    DSM N.V. (f)                                         32,480       2,306,320
    Heineken N.V. (f)                                    34,900       1,190,791
    ING Groep N.V. (f)                                   54,631       1,677,826
    Koninklijke Philips Electronics
      N.V. (ADR)                                         41,200       1,142,064
    TPG N.V. (f)                                         71,100       1,981,516
                                                                 --------------
                                                                     11,862,034
                                                                 --------------
                            NORWAY               1.1%
    Statoil ASA (f)                                      82,700       1,497,113
                                                                 --------------
                           PORTUGAL              1.0%
    Portugal Telecom (ADR)                              106,700       1,296,405
                                                                 --------------
                          SOUTH KOREA            2.7%
    Kookmin Bank (f)                                     18,600         856,277
    Korea Electric Power (ADR)                           58,425         817,950
    KT Corp. (ADR)                                       78,000       1,810,380
                                                                 --------------
                                                                      3,484,607
                                                                 --------------
                             SPAIN               3.6%
    Endesa (ADR)                                         56,900       1,289,354
    Repsol (ADR)                                         52,000       1,421,160
    Total S.A. (ADR)                                     16,405       1,955,476
                                                                 --------------
                                                                      4,665,990
                                                                 --------------
                            SWEDEN               1.3%
    Nordea AB (f)                                       159,700       1,680,022
                                                                 --------------
                          SWITZERLAND            8.9%
    Credit Suisse Group (f)                              47,100       2,050,809
    Nestle S.A. Registered (f)                            9,175       2,547,390
    Novartis A.G. Registered (f)                         59,900       2,996,802
    Roche  Holdings A.G. (f)                             13,210       1,392,076
*   Zurich Financial Services Group (f)                  13,860       2,551,445
                                                                 --------------
                                                                     11,538,522
                                                                 --------------
                            TAIWAN
    Taiwan Semiconductors Mfg. Ltd. (ADR)        1.0%   142,300       1,297,776
                                                                 --------------
                        UNITED KINGDOM          21.7%
    Anglo American (f)                                   36,300         904,103
    BAA plc (f)                                         108,200       1,263,255
    Boots Group ord (f)                                  93,700       1,194,662
    BP Amoco plc (f)                                    175,300       1,893,568
    British Aerospace Systems (f)                       458,000       2,250,329
    Cadbury Schweppes (f)                               263,400       2,586,139
    Diageo plc (f)                                      180,900       2,572,452
    Glaxosmithkline plc (ADR)                            74,750       3,604,445
    Kingfisher plc (f)                                  287,950       1,611,981
    Morrison (Wm.) (f)                                  394,300       1,696,449
    Reed Elsevier (f)                                   289,100       2,937,396
    Royal Bank of Scotland (f)                           92,700       3,172,887
    Scottish Power (f)                                  157,200       1,240,369
    Shell Transport & Trading (ADR)                      18,350       1,040,629
                                                                 --------------
                                                                     27,968,664
                                                                 --------------
    TOTAL COMMON STOCKS
    (Cost $95,274,996)                                              126,206,104
                                                                 --------------

    ---------------------------------------------------------------------------
                                                      Principal
                                                        Amount        Value
                                                      (M=$1,000)    (Note 1)
    ---------------------------------------------------------------------------
    CORPORATE SHORT-TERM NOTES                              1.9%
    American Express
      2.52%, 03/03/2005
    (Cost $2,399,664)                                   2,400 M       2,399,664
                                                                 --------------
    TOTAL INVESTMENTS
    (Cost $97,674,660)**                                            128,605,768

    EXCESS OF OTHER ASSETS
      OVER LIABILITIES 0.5%                                             249,065
                                                                 --------------
    NET ASSETS                                                   $  128,854,833
                                                                 ==============

    ---------------------------------------------------------------------------
    SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                                     PERCENT OF
    INDUSTRY                                         NET ASSETS    MARKET VALUE
    ---------------------------------------------------------------------------
    Aerospace & Defense                                     1.6% $    2,250,329
    Air Freight & Logistics                                 2.5%      3,244,771
    Automobiles, Auto Parts                                 1.1%      1,432,372
    Chemicals                                               1.7%      2,306,320
    Communications Equipment                                2.1%      2,773,241
    Consumer Electronics                                    1.8%      2,404,445
    Distillers/Brewery                                      3.6%      4,590,997
    Diversified Banks                                      13.2%     16,946,368
    Diversified Capital Markets                             0.9%      1,115,012
    Diversified Chemicals                                   2.3%      2,923,349
    Electrical Equipment/Manufacturers                      1.7%      2,180,615
    Forest Products                                         1.0%      1,308,008
    Home Entertainment Software                             1.3%      1,624,016
    Home Improvement Retail                                 1.3%      1,611,981
    Household Products                                      1.3%      1,684,219
    Hypermarkets & Super Centers                            2.2%      2,850,577
    Financial Services - Diversified                        2.2%      2,881,373
    Insurance- Life & Health                                2.3%      2,956,747
    Insurance- Property & Casualty                          0.9%      1,157,965
    Mining                                                  0.7%        904,103
    Multi-Life Insurance                                    2.0%      2,551,445
    Oil & Gas - Exploration & Productions                   1.2%      1,558,728
    Oil & Gas - Integrated                                  7.6%      9,736,921
    Office Electronics                                      1.4%      1,761,123
    Packaged Foods                                          4.0%      5,133,529
    Paper Products                                          1.5%      2,011,530
    Pharmaceuticals                                         9.8%     12,565,964
    Photographic Products                                   2.4%      3,060,458
    Photo Supply/Equipment                                  0.9%      1,143,890
    Publishing                                              2.2%      2,937,396
    Railroads                                               1.4%      1,837,354
    Real Estate                                             0.5%        634,912
    Semiconductors                                          2.5%      3,211,335
    Tires & Rubber                                          2.2%      2,933,520
    Telecommunications Services                             8.6%     11,120,133
    Utilities - Electric                                    3.7%      4,861,058
                                                      ---------  --------------
                                                           97.6% $  126,206,104
                                                      =========  ==============

    ---------------------------------------------------------------------------
    (f) Fair Valued Securities. At February 28, 2005, the market value of the Fair Valued Securities amounted to $105,013,500 or 81.5% of the net assets.

    *   Return of Capital

    ** Cost for federal income tax purposes is substantially similar. At February 28, 2005, net unrealized appreciation for federal income tax purposes aggregated $30,931,108 of which $33,260,304 related to appreciated securities and $2,329,196 related to depreciated securities.

    (ADR) - American Depository Receipt

    SENTINEL GROWTH INDEX FUND
    INVESTMENT IN SECURITIES
    at February 28, 2005 (Unaudited)
    ---------------------------------------------------------------------------
                                                                      Value
                                                        Shares      (Note 1)
    ---------------------------------------------------------------------------
    COMMON STOCKS 99.9%
    CONSUMER DISCRETIONARY  9.7%
*   AutoZone, Inc.                                        1,200       $ 116,280
*   Bed Bath & Beyond, Inc.                               4,200         157,584
    Best Buy Co., Inc.                                    4,600         248,492
    Black & Decker Corp.                                  1,200          99,504
*   Coach, Inc.                                           2,700         149,931
    Dollar General Corp.                                  4,600          97,658
    Dow Jones & Co., Inc.                                 1,097          40,699
*   Ebay, Inc.                                           18,800         805,392
    Family Dollar Stores, Inc.                            2,300          75,716
    Fortune Brands, Inc.                                  2,100         170,100
    Gap, Inc.                                            12,400         264,492
*   Goodyear Tire & Rubber Co.                            2,400          34,704
    Harley-Davidson, Inc.                                 4,180         258,658
    Harrah's Entertainment, Inc.                          1,600         104,944
    Home Depot, Inc.                                     31,100       1,244,622
    Int'l. Game Technology                                4,800         146,208
    Knight Ridder, Inc.                                   1,100          72,050
    Lowe's Cos., Inc.                                    11,000         646,580
    Marriott Int'l., Inc. - Class A                       3,200         205,120
    Mattel, Inc.                                          5,800         121,336
    Maytag Corp.                                          1,100          16,764
    McGraw-Hill Cos., Inc.                                2,700         247,995
    Meredith Corp.                                          700          32,123
    New York Times Co.- Class A                           2,000          73,320
    Newell Rubbermaid, Inc.                               3,800          84,702
    Nike, Inc.- Class B                                   3,700         321,715
    Omnicom Group, Inc.                                   2,681         244,159
    Radioshack Corp.                                      2,254          66,628
    Stanley Works                                         1,200          55,500
    Staples, Inc.                                         7,000         220,640
*   Starbucks Corp.                                       5,700         295,317
    Target Corp.                                         12,700         645,414
    TJX Cos.                                              6,800         166,056
    Yum Brands, Inc.                                      4,120         200,974
                                                                 --------------
                                                                      7,731,377
                                                                 --------------
    CONSUMER STAPLES  18.7%
    Altria Group, Inc.                                   29,100       1,910,415
    Anheuser-Busch Co., Inc.                             11,184         530,681
    Avon Products, Inc.                                   6,702         286,645
    Brown Forman Corp. -  Class B                         1,700          86,530
    Campbell Soup Co.                                     5,769         159,801
    Clorox Co.                                            2,200         132,088
    Coca-Cola Co.                                        34,245       1,465,686
    Colgate Palmolive Co.                                 7,494         396,583
    Gillette Co.                                         14,057         706,364
    Heinz, H.J. Co.                                       4,894         184,210
    Hershey Foods Corp.                                   3,500         220,500
    Kellogg Co.                                           5,812         255,728
    Kimberly-Clark Corp.                                  6,900         455,262
    McCormick & Company, Inc.                             1,900          72,181
    Pepsi Bottling Group, Inc.                            3,500          95,270
    PepsiCo, Inc.                                        23,854       1,284,776
    Procter & Gamble Co.                                 35,900       1,905,931
    Sara Lee Corp.                                       11,024         246,938
    Sherwin Williams Co.                                  2,000          88,600
    Sysco Corp.                                           9,040         311,157
    UST, Inc.                                             2,299         125,640
    Walgreen Co.                                         14,486         620,435
    Wal-Mart Stores, Inc.                                59,921       3,092,523
    Wrigley (Wm.) Jr. Co.                                 3,176         211,395
                                                                 --------------
                                                                     14,845,339
                                                                 --------------
    ENERGY 9.2%
    Baker Hughes, Inc.                                    4,700         222,216
    B.J. Services Co.                                     2,300         114,908
    Centerpoint Energy, Inc.                              4,300          51,514
    Exxon Mobil Corp.                                    91,400       5,786,534
    Halliburton Co.                                       7,100         312,187
    Schlumberger Ltd.                                     8,400         633,780
    XTO Energy, Inc.                                      3,700         168,424
                                                                 --------------
                                                                      7,289,563
                                                                 --------------
    FINANCIALS  2.2%
    American Express Co.                                 17,800         963,870
    Federated Investors, Inc.- Class B                    1,500          44,310
    Moody's Corp.                                         2,089         175,288
    Simon Property Group, Inc.                            3,100         192,076
    SLM Corp.                                             6,104         297,875
    T. Rowe Price Group                                   1,800         110,502
                                                                 --------------
                                                                      1,783,921
                                                                 --------------
    HEALTH CARE  17.5%
    Abbott Labs                                          22,035       1,013,390
    Allergan, Inc.                                        1,862         139,985
*   Amgen, Inc.                                          18,018       1,110,089
    Bard, C.R., Inc.                                      1,500          99,750
    Baxter Int'l., Inc.                                   8,700         310,242
    Becton Dickinson & Co.                                3,600         215,532
    Biomet, Inc.                                          3,550         149,881
*   Boston Scientific Corp.                              11,900         388,654
    Bristol-Myers Squibb Co.                             27,518         688,776
*   Express Scripts, Inc.                                 1,100          82,819
*   Forest Labs, Inc.                                     5,200         222,040
*   Genzyme Corp.                                         3,500         196,315
*   Gilead Sciences, Inc.                                 6,100         210,755
    Guidant Corp.                                         4,525         332,090
*   Hospira, Inc.                                         2,200          65,120
    IMS Health, Inc.                                      3,228          78,602
    Johnson & Johnson                                    42,050       2,758,480
    Lilly, Eli & Co.                                     16,060         899,360
*   Medimmune, Inc.                                       3,500          84,280
    Medtronic, Inc.                                      17,128         892,711
    Merck & Co., Inc.                                    31,365         994,271
*   Millipore Corp.                                         697          31,546
    Quest Diagnostics, Inc.                               1,500         149,100
    Schering Plough Corp.                                20,800         394,160
*   St. Jude Medical, Inc.                                5,000         195,500
    Stryker Corp.                                         5,700         283,062
    UnitedHealth Group                                    9,300         847,788
    Wyeth                                                18,900         771,498
*   Zimmer Holdings, Inc.                                 3,541         304,172
                                                                 --------------
                                                                     13,909,968
                                                                 --------------
    INDUSTRIALS 15.6%
    3M Company                                           11,000         923,340
*   American Standard Cos., Inc.                          3,000         137,400
*   Apollo Group, Inc.- Class A                           2,600         191,464
    Avery Dennison Corp.                                  1,556          94,449
    Block, H & R, Inc.                                    2,300         122,590
    Boeing Co.                                           11,900         654,143
    Caterpillar, Inc.                                     4,900         465,745
    Cintas Corp.                                          2,400         105,072
    Danaher Corp.                                         4,400         238,348
*   Delta Air Lines, Inc.                                 1,900           8,816
    Emerson Electric Co.                                  6,000         397,920
    Equifax, Inc.                                         1,872          56,890
    Fluor Corp.                                           1,200          75,300
    General Electric Co.                                149,655       5,267,856
    Illinois Tool Works, Inc.                             4,200         376,950
    Lockheed Martin Corp.                                 6,300         373,086
*   Monster Worldwide, Inc.                               1,600          46,160
*   Navistar Int'l. Corp.                                 1,000          39,460
    Paccar, Inc.                                          2,500         188,150
    Paychex, Inc.                                         5,322         169,931
    Pitney Bowes, Inc.                                    3,300         151,338
    Robert Half Int'l., Inc.                              2,400          70,008
    Rockwell Automation, Inc.                             2,600         161,590
    Rockwell Collins, Inc.                                2,500         115,125
    United Parcel Service, Inc. - Class B                15,900       1,232,091
    United Technologies Corp.                             7,300         729,124
                                                                 --------------
                                                                     12,392,346
                                                                 --------------
    INFORMATION TECHNOLOGY  23.0%
    Adobe Systems, Inc.                                   3,388         209,209
*   Altera Corp.                                          5,200         107,848
    Analog Devices, Inc.                                  5,300         194,616
*   Apple Computer, Inc.                                 11,400         511,404
    Autodesk, Inc.                                        3,200          95,104
    Automatic Data Processing                             8,263         354,979
*   Avaya, Inc.                                           6,400          89,600
*   Broadcom Corp. - Class A                              4,600         148,350
*   Cisco Systems, Inc.                                  93,160       1,622,847
*   Citrix Systems, Inc.                                  2,300          51,750
    Computer Associates Int'l., Inc.                      8,200         222,138
*   Corning, Inc.                                        19,800         227,106
*   Dell, Inc.                                           35,123       1,408,081
*   Electronic Arts, Inc.                                 4,300         277,307
    First Data Corp.                                     11,700         479,934
*   Gateway Computer                                      5,200          24,440
    Intel Corp.                                          89,508       2,146,402
    Int'l. Business Machines                             23,604       2,185,258
*   Intuit, Inc.                                          2,600         111,280
*   Lexmark Int'l., Inc. - Class A                        1,829         146,558
    Linear Technology                                     4,300         167,958
*   Lucent Technologies                                  62,500         191,875
    Maxim Integrated Products, Inc.                       4,600         197,892
*   Mercury Interactive Corp.                             1,200          55,056
    Microsoft Corp.                                     153,886       3,874,849
*   Network Appliance, Inc.                               5,044         151,370
*   Oracle Corp.                                         72,608         937,369
*   Parametric Technology Corp.                           3,800          21,850
*   PMC-Sierra, Inc.                                      2,500          24,875
*   Qlogic Corp.                                          1,300          52,377
    Qualcomm, Inc.                                       23,216         838,330
*   Symantec Corp.                                       10,000         220,100
    Symbol Technologies, Inc.                             3,400          60,282
*   Waters Corp.                                          1,700          83,045
    Xilinx, Inc.                                          4,850         146,470
*   Yahoo!, Inc.                                         19,460         627,974
                                                                 --------------
                                                                      18,265,883
                                                                 --------------
    MATERIALS  2.8%
    Allegheny Technologies, Inc.                          1,300          31,993
    Ball Corp.                                            1,600          71,040
    Dow Chemical Co.                                     13,400         739,010
    Dupont (El) de Nemours                               14,100         751,530
    Ecolab, Inc.                                          3,600         114,156
    Freeport McMoran Copper & Gold - Class B              2,500         104,550
*   Hercules, Inc.                                        1,500          21,510
    Int'l. Flavors & Fragrances                           1,300          53,677
*   Pactiv Corp.                                          2,100          47,481
    Praxair, Inc.                                         4,600         206,218
*   Sealed Air Corp.                                      1,200          62,724
    Sigma Aldrich Corp.                                   1,000          61,610
                                                                 --------------
                                                                      2,265,499
                                                                 --------------
    TELECOMMUNICATION SERVICES  0.7%
*   Nextel Communications, Inc.                          15,700         462,051
*   Qwest Communications Int'l., Inc.                    25,700         100,230
                                                                 --------------
                                                                        562,281
                                                                 --------------
    UTILITIES 0.5%
*   AES Corp.                                             9,100         152,334
    TXU Corp.                                             3,400         259,250
                                                                 --------------
                                                                        411,584
                                                                 --------------
    TOTAL COMMON STOCKS
    (Cost $70,380,001)**                                             79,457,761

    EXCESS OF OTHER ASSETS
      OVER LIABILITIES  0.1%                                             61,865
                                                                 --------------
    NET ASSETS                                                   $   79,519,626
                                                                 ==============

*   Non-income producing.

** Cost for federal income tax purposes is substantially similar. At February 28, 2005 net unrealized appreciation for federal income tax purposes aggregrated $9,077,760 of which $15,395,541 related to appreciated securities and $6,317,781 related to depreciated securities.

    SENTINEL COMMON STOCK FUND
    INVESTMENT IN SECURITIES
    at February 28, 2005 (Unaudited)
    ---------------------------------------------------------------------------
                                                                      Value
                                                        Shares      (Note 1)
    ---------------------------------------------------------------------------
    COMMON STOCKS 96.6%
    CONSUMER DISCRETIONARY 10.0%
    Carnival Corp.                                      144,200  $    7,841,596
*   Comcast Corp. - Class A                             808,500      25,758,810
    Gap, Inc.                                           550,000      11,731,500
    Hilton Hotels Corp.                                 310,000       6,528,600
    McGraw-Hill Cos., Inc.                              105,000       9,644,250
    Staples, Inc.                                       175,000       5,516,000
*   Time Warner, Inc.                                 1,383,900      23,844,597
    TJX Cos.                                            350,700       8,564,094
    Yum Brands, Inc.                                    280,000      13,658,400
                                                                 --------------
                                                                    113,087,847
                                                                 --------------
    CONSUMER STAPLES 8.9%
    Altria Group, Inc.                                  335,900      22,051,835
    Avon Products, Inc.                                 210,800       9,015,916
    Colgate Palmolive Co.                               127,800       6,763,176
    Diageo plc (ADR)                                    195,400      11,190,558
    Gillette Co.                                        105,000       5,276,250
    Kimberly-Clark Corp.                                240,000      15,835,200
    PepsiCo, Inc.                                       196,200      10,567,332
    Proctor & Gamble Co.                                158,400       8,409,456
    Wrigley (Wm.) Jr. Co.                               162,600      10,822,656
                                                                 --------------
                                                                     99,932,379
                                                                 --------------
    ENERGY 11.1%
    ChevronTexaco Corp.                                 288,900      17,934,912
    EOG Resources, Inc.                                 112,200      10,223,664
    Exxon Mobil Corp.                                   500,000      31,655,000
    GlobalSantaFe Corp.                                 181,100       6,791,250
    Noble Energy, Inc.                                   93,500       6,324,340
    Pioneer Natural Resources Co.                       197,600       8,332,792
*   Pride Int'l., Inc.                                  474,500      11,682,190
    Schlumberger Ltd.                                   303,400      22,891,530
*   Weatherford Int'l., Inc.                            165,000       9,835,650
                                                                 --------------
                                                                    125,671,328
                                                                 --------------
    FINANCIALS 17.3%
    American Express Co.                                253,300      13,716,195
    American Int'l. Group                               325,000      21,710,000
    Bank of America Corp.                               295,700      13,794,405
    Bank of New York, Inc.                              340,000      10,285,000
    Citigroup, Inc.                                     650,000      31,018,000
    Goldman Sachs Group, Inc.                            69,400       7,550,720
    J.P. Morgan Chase & Co.                             306,800      11,213,540
    Marsh & McLennan Cos.                               267,000       8,717,550
    MBNA Corp.                                          280,600       7,118,822
    Mellon Financial Corp.                              400,000      11,472,000
    Merril Lynch & Co., Inc.                            100,000       5,858,000
    Morgan Stanley                                      154,300       8,713,321
    PNC Financial Services Group, Inc.                   75,000       3,948,000
    St. Paul Travelers Cos., Inc.                       400,000      15,328,000
    U.S. Bancorp                                        400,000      11,900,000
    Wells Fargo & Co.                                   225,000      13,360,500
                                                                 --------------
                                                                    195,704,053
                                                                 --------------
    HEALTH CARE 15.1%
*   Amgen, Inc.                                         160,900       9,913,049
    Baxter Int'l., Inc.                                 450,000      16,047,000
    Bristol-Myers Squibb Co.                            197,900       4,953,437
*   Cerner Corp.                                        107,500       5,600,750
    Cigna Corp.                                          62,900       5,711,320
    GlaxoSmithKline plc (ADR)                           126,600       6,104,652
    Guidant Corp.                                       115,700       8,491,223
    HCA, Inc.                                           246,200      11,623,102
    Johnson & Johnson                                   372,800      24,455,680
*   Laboratory Corp.                                    220,300      10,550,167
    Lilly, Eli & Co.                                    208,000      11,648,000
*   Medco Health Solutions, Inc.                         92,500       4,108,850
    Medtronic, Inc.                                     379,900      19,800,388
    Pfizer, Inc.                                        689,300      18,121,697
    Teva Pharmaceutical Industries Ltd. (ADR)           270,800       8,153,788
    UnitedHealth Group                                   63,800       5,816,008
                                                                 --------------
                                                                    171,099,111
                                                                 --------------
    INDUSTRIALS 14.0%
    Boeing Co.                                          139,000       7,640,830
    General Dynamics Corp.                              100,000      10,535,000
    General Electric Co.                                678,800      23,893,760
    Honeywell Int'l., Inc.                              527,800      20,040,566
    Northrop Grumman Corp.                              318,100      16,827,490
    Rockwell Automation, Inc.                           226,500      14,076,975
    Tyco Int'l. Ltd.                                    675,100      22,602,348
    Union Pacific Corp.                                 148,900       9,447,705
    United Technologies Corp.                           215,300      21,504,164
    Waste Management, Inc.                              380,000      11,111,200
                                                                 --------------
                                                                    157,680,038
                                                                 --------------
    INFORMATION TECHNOLOGY 11.4%
*   Accenture Ltd.                                      379,500       9,696,225
    Analog Devices, Inc.                                140,000       5,140,800
*   Applied Materials, Inc.                             471,400       8,249,500
*   Broadcom Corp.- Class A                              73,500       2,370,375
*   EMC Corp.                                           728,800       9,226,608
    First Data Corp.                                    271,800      11,149,236
*   Freescale Semiconductor, Inc.                        60,728       1,164,763
    Int'l. Business Machines                            192,200      17,793,876
    Microsoft Corp.                                     840,000      21,151,200
    Motorola, Inc.                                      550,000       8,613,000
    Nokia Corp. (ADR)                                   639,200      10,316,688
*   Oracle Corp.                                        520,000       6,713,200
    Seagate Technology                                  338,000       6,073,860
    Texas Instruments                                   435,000      11,514,450
                                                                 --------------
                                                                    129,173,781
                                                                 --------------
    MATERIALS 6.8%
    Dupont (EI) de Nemours                              440,000      23,452,000
    Freeport McMoran Copper & Gold                      441,300      18,455,166
    Int'l. Paper Co.                                    378,000      14,118,300
    Newmont Mining Corp.                                315,300      14,194,806
    Praxair, Inc.                                       137,900       6,182,057
                                                                 --------------
                                                                     76,402,329
                                                                 --------------
    TELECOMMUNICATIONS SERVICES 1.2%
    Sprint Corp.                                        245,200       5,806,336
    Vodafone Group plc (ADR)                            305,000       8,018,450
                                                                 --------------
                                                                     13,824,786
                                                                 --------------
    UTILITIES 0.8%
    Entergy Corp.                                       133,800       9,248,256
                                                                 --------------
    TOTAL COMMON STOCKS
    (Cost $769,112,057)                                           1,091,823,908
                                                                 --------------

    ---------------------------------------------------------------------------
                                                      Principal
                                                        Amount        Value
                                                      (M=$1,000)    (Note 1)
    ---------------------------------------------------------------------------
    CORPORATE SHORT-TERM NOTES  3.1%
    American Express Credit
    2.49%, 03/01/2005                                    3,700M  $    3,700,000
    American Express Credit
    2.51%, 03/04/2005                                    5,000M       4,998,955
    Chevron Oil Finance Co.
    2.48%, 03/03/2005                                    6,000M       5,999,173
    Prudential Funding
    2.48%, 03/07/2005                                    5,000M       4,997,933
    Toyota Credit
    2.47%, 03/02/2005                                    6,000M       5,999,588
    Toyota Credit
    2.49%, 03/08/2005                                    9,000M       8,995,643
                                                                 --------------
    TOTAL CORPORATE SHORT-TERM NOTES
    (Cost $34,691,292)                                               34,691,292
                                                                 --------------
    TOTAL INVESTMENTS
    (Cost $803,803,349)**                                         1,126,515,200

    EXCESS OF OTHER ASSETS
     OVER LIABILITIES 0.3%                                            3,435,610
                                                                 --------------
    NET ASSETS                                                   $1,129,950,810
                                                                 ==============

    --------------------------------------------------------------------------
    *   Non-income producing.

    ** Cost for federal income tax purposes is substantially similar. At February 28, 2005 unrealized appreciation for federal income tax purposes aggregated $322,711,851 of which $334,839,735 related to appreciated securities and $12,127,884 related to depreciated securities.

    (ADR) - American Depository Receipt

    SENTINEL BALANCED FUND
    INVESTMENT IN SECURITIES
    at February 28, 2005 (Unaudited)
    ---------------------------------------------------------------------------
                                                      Principal
                                                        Amoumt        Value
                                    Coupon  Maturity  (M=$1,000)    (Note 1)
    ---------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY OBLIGATIONS 33.5%
    FEDERAL HOME LOAN MORTGAGE CORPORATION 9.8%
    Collateralized Mortgage Obligations:
    FHR 2611 VD                      5.50%  09/15/19     3,500M  $    3,617,285
    FHR 2283 PD                      7.00%  02/15/31       688M         716,095
    FHR 2595 PH                      5.50%  04/15/33     3,500M       3,523,310
    FHR 2811 PE                      6.00%  06/15/34     3,415M       3,599,635
                                                                 --------------
                                                                     11,456,325
                                                                 --------------
    Mortgage-Backed Securities:
    15-Year:
    FHLMC G10037                     9.50%  10/01/06        19M          19,084
                                                                 --------------
    20-Year:
    FHLMC C90847                     6.00%  08/01/24     1,864M       1,922,458
                                                                 --------------
    30-Year:
    FHLMC P00020                     6.50%  10/01/22     1,200M       1,246,894
    FHLMC C47314                     6.50%  11/01/29     2,219M       2,316,020
    FHLMC C47315                     6.50%  08/01/29     1,910M       1,993,100
    FHLMC C61408                     5.50%  12/01/31     3,143M       3,180,360
    FHLMC C01290                     5.50%  01/01/32     1,743M       1,763,523
    FHLMC G01579                     5.50%  06/01/33     4,960M       5,018,813
                                                                 --------------
                                                                     15,518,710
                                                                 --------------
    TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                     28,916,577
                                                                 --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION 21.7%
    Collateralized Mortgage Obligations:
    FNR 2003-71 PK                   4.50%  08/25/18     3,303M       3,185,889
                                                                 --------------
    Mortgage-Backed Securities:
    10-Year:
    FNMA 254663                      5.00%  02/01/13     3,364M       3,423,451
    FNMA 735006                      5.00%  08/01/14     2,383M       2,424,353
                                                                 --------------
                                                                      5,847,804
                                                                 --------------
    15-Year:
    FNMA 313699 (f)                  9.00%  12/01/06        41M          40,675
    FNMA 251535                     10.50%  09/01/12        42M          45,821
    FNMA 675690                      5.00%  02/01/18     3,094M       3,120,552
    FNMA 785246                      4.50%  06/01/19     2,318M       2,290,870
    FNMA 771162                      5.00%  01/01/19     7,255M       7,315,651
    FNMA 811328                      5.00%  02/01/20     6,471M       6,524,046
                                                                 --------------
                                                                     19,337,615
                                                                 --------------
    20-Year:
    FNMA 313960                     10.25%  10/01/17        53M          57,643
                                                                 --------------
    30-Year:
    FNMA 500296                      6.00%  04/01/29        43M          44,379
    FNMA 514054                      7.00%  09/01/29       112M         118,847
    FNMA 625183                      5.50%  01/01/32     2,099M       2,121,822
    FNMA 659994                      6.50%  09/01/32     1,444M       1,512,572
    FNMA 682348                      4.50%  09/01/33     3,472M       3,348,728
    FNMA 707312                      5.00%  06/01/33     1,854M       1,832,092
    FNMA 721540                      5.00%  07/01/33     3,565M       3,524,118
    FNMA 788149                      5.50%  05/01/33     4,860M       4,918,147
    FNMA 721255                      5.50%  07/01/33     3,579M       3,614,854
    FNMA 748895                      6.00%  12/01/33     1,564M       1,602,060
    FNMA 774445                      5.50%  03/01/34     4,836M       4,884,397
    FNMA 786096                      5.50%  07/01/34     4,894M       4,941,081
    FNMA 798031                      5.00%  01/01/35     2,927M       2,888,356
                                                                 --------------
                                                                     35,351,453
                                                                 --------------
    TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                      63,780,404
                                                                 --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 2.0%
    Collateralized Mortgage Obligations:
    GNR 04-47 PD                     6.00%  06/16/34     3,000M       3,145,560
                                                                 --------------
    Mortgage-Backed Securities:
    15-year:
    GNMA 514482                      7.50%  09/15/14       209M         222,228
                                                                 --------------
    30-Year:
    GNMA 26446                       9.00%  02/15/09        14M          14,529
    GNMA 595180                      6.00%  11/15/32     2,523M       2,607,701
                                                                 --------------
                                                                      2,622,230
                                                                 --------------
    TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATON                     5,990,018
                                                                 --------------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $99,315,697)                                               98,686,999
                                                                 ==============
    BONDS 2.1%
    FINANCIAL INSTITUTIONS 1.1%
    Berkshire Hathaway
      Financial Corp. (a)            4.85%  01/15/15     2,000M       1,992,500
    Genworth Financial, Inc.         6.50%  06/15/34     1,000M       1,118,750
                                                                 --------------
                                                                      3,111,250
                                                                 --------------
    MEDIA 0.3%
    Walt Disney Co.                  7.00%  03/01/32       750M         885,000
                                                                 --------------
    TELECOMMUNICATIONS 0.7%
    Comcast Corp.                    5.50%  03/15/11     2,000M       2,085,000
                                                                 --------------
    TOTAL BONDS
    (Cost $5,786,615)                                                 6,081,250
                                                                 ==============

    ---------------------------------------------------------------------------
                                                                      Value
                                                        Shares      (Note 1)
    ---------------------------------------------------------------------------
    COMMON STOCKS 62.7%
    CONSUMER DISCRETIONARY 6.6%
    Carnival Corp.                                       29,000       1,577,020
*   Comcast Corp. - Class A                             127,400       4,058,964
    Gap, Inc.                                            90,000       1,919,700
    Hilton Hotels Corp.                                  75,000       1,579,500
    McGraw-Hill Cos., Inc.                               16,500       1,515,525
    Staples, Inc.                                        40,700       1,282,864
*   Time Warner, Inc.                                   218,100       3,757,863
    TJX Cos.                                             67,500       1,648,350
    Yum Brands, Inc.                                     45,000       2,195,100
                                                                 --------------
                                                                     19,534,886
                                                                 --------------
    CONSUMER STAPLES 5.8%
    Altria Group, Inc.                                   54,000       3,545,100
    Avon Products, Inc.                                  35,500       1,518,335
    Colgate Palmolive Co.                                20,000       1,058,400
    Diageo plc (ADR)                                     30,600       1,752,462
    Gillette Co.                                         25,000       1,256,250
    Kimberly-Clark Corp.                                 40,000       2,639,200
    PepsiCo, Inc.                                        37,800       2,035,908
    Procter & Gamble Co.                                 24,900       1,321,941
    Wrigley (Wm.) Jr. Co.                                30,000       1,996,800
                                                                 --------------
                                                                     17,124,396
                                                                 --------------
    ENERGY 7.2%
    ChevronTexaco Corp.                                  55,600       3,451,648
    EOG Resources, Inc.                                  18,400       1,676,608
    Exxon Mobil Corp.                                    78,000       4,938,180
    GlobalSantaFe Corp.                                  28,500       1,068,750
    Noble Energy, Inc.                                   15,400       1,041,656
    Pioneer Natural Resources Co.                        32,100       1,353,657
*   Pride Int'l., Inc.                                   80,000       1,969,600
    Schlumberger Ltd.                                    60,000       4,527,000
*   Weatherford Int'l., Inc.                             20,400       1,216,044
                                                                 --------------
                                                                     21,243,143
                                                                 --------------
    FINANCIALS 10.8%
    American Express Co.                                 40,600       2,198,490
    American Int'l. Group                                55,000       3,674,000
    Bank of America Corp.                                47,800       2,229,870
    Bank of New York, Inc.                               50,000       1,512,500
    Citigroup, Inc.                                     115,000       5,487,800
    Goldman Sachs Group, Inc.                            11,100       1,207,680
    J.P. Morgan Chase & Co.                              48,300       1,765,365
    Marsh & McLennan Cos.                                42,000       1,371,300
    MBNA Corp.                                           44,700       1,134,039
    Mellon Financial Corp.                               62,000       1,778,160
    Merrill Lynch & Co., Inc.                            16,400         960,712
    Morgan Stanley                                       24,500       1,383,515
    PNC Financial Services Group, Inc.                   11,800         621,152
    St. Paul Travelers Cos., Inc.                        66,672       2,554,871
    U.S. Bancorp                                         60,000       1,785,000
    Wells Fargo & Co.                                    36,400       2,161,432
                                                                 --------------
                                                                     31,825,886
                                                                 --------------
    HEALTH CARE 9.6%
*   Amgen, Inc.                                          26,400       1,626,504
    Baxter Int'l., Inc.                                  75,000       2,674,500
    Bristol-Myers Squibb Co.                             31,100         778,433
*   Cerner Corp.                                         17,500         911,750
    Cigna Corp.                                           9,900         898,920
    GlaxoSmithKline plc (ADR)                            20,200         974,044
    Guidant Corp.                                        18,200       1,335,698
    HCA, Inc.                                            38,700       1,827,027
    Johnson & Johnson                                    58,200       3,817,920
*   Laboratory Corp.                                     35,100       1,680,939
    Lilly, Eli & Co.                                     33,900       1,898,400
*   Medco Health Solutions, Inc.                         14,600         648,532
    Medtronic, Inc.                                      59,800       3,116,776
    Pfizer, Inc.                                        108,600       2,855,094
    Teva Pharmaceutical Industries Ltd. (ADR)            71,000       2,137,810
    UnitedHealth Group                                   10,100         920,716
                                                                 --------------
                                                                     28,103,063
                                                                 --------------
    INDUSTRIALS 9.2%
    Boeing Co.                                           34,500       1,896,465
    General Dynamics Corp.                               15,000       1,580,250
    General Electric Co.                                135,000       4,752,000
    Honeywell Int'l., Inc.                               86,000       3,265,420
    Northrop Grumman Corp.                               45,000       2,380,500
    Rockwell Automation, Inc.                            38,100       2,367,915
    Tyco Int'l. Ltd.                                    106,100       3,552,228
    Union Pacific Corp.                                  23,900       1,516,455
    United Technologies Corp.                            36,000       3,595,680
    Waste Management, Inc.                               70,800       2,070,192
                                                                 --------------
                                                                     26,977,105
                                                                 --------------
    INFORMATION TECHNOLOGY 7.7%
*   Accenture Ltd.                                       82,500       2,107,875
    Analog Devices, Inc.                                 22,700         833,544
*   Applied Materials, Inc.                              86,500       1,513,750
*   Broadcom Corp - Class A                              11,300         364,425
*   EMC Corp.                                           137,300       1,738,218
    First Data Corp.                                     44,000       1,804,880
*   Freescale Semiconductor Inc. - Class B               10,489         201,179
    Int'l. Business Machines                             30,400       2,814,432
    Microsoft Corp.                                     132,000       3,323,760
    Motorola, Inc.                                       95,000       1,487,700
    Nokia Corp. (ADR)                                   100,800       1,626,912
*   Oracle Corp.                                        117,000       1,510,470
    Qualcomm, Inc.                                       15,100         545,261
    Seagate Technology                                   53,100         954,207
    Texas Instruments                                    70,000       1,852,900
                                                                 --------------
                                                                     22,679,513
                                                                 --------------
    MATERIALS 4.3%
    Dupont (EI) de Nemours                               75,000       3,997,500
    Freeport McMoran Copper & Gold                       71,300       2,981,766
    Int'l. Paper Co.                                     63,700       2,379,195
    Newmont Mining Corp.                                 49,000       2,205,980
    Praxair, Inc.                                        21,700         972,811
                                                                 --------------
                                                                     12,537,252
                                                                 --------------
    TELECOMMUNICATION SERVICES 1.0%
    Sprint Corp.                                         41,300         977,984
    Vodafone Group plc (ADR)                             75,000       1,971,750
                                                                 --------------
                                                                      2,949,734
                                                                 --------------
    UTILITIES 0.5%
    Entergy Corp.                                        21,800       1,506,816
                                                                 --------------
    TOTAL COMMON STOCKS
    (Cost $137,372,213)                                             184,481,794
                                                                 --------------

                                                                 --------------

    ---------------------------------------------------------------------------
                                                      Principal
                                                        Amoumt        Value
                                    Coupon  Maturity  (M=$1,000)    (Note 1)
    ---------------------------------------------------------------------------
    CORPORATE SHORT-TERM NOTES 1.4%
    Lasalle Bank
    (Cost $3,999,444)                2.50%  03/03/05     4,000M       3,999,444
                                                                 --------------
    TOTAL INVESTMENTS
    (Cost $246,473,969)**                                           293,249,487

    EXCESS OF OTHER ASSETS
      OVER LIABILITIES 0.3%                                           1,021,205
                                                                 --------------
    NET ASSETS                                                   $  294,270,692
                                                                 ==============

    ---------------------------------------------------------------------------
    (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At February 28, 2005, the market value of rule 144A securities amounted to $1,992,500 or 0.7% of net assets.

    (f) Fair Valued Securities. At February 28, 2005, the market value of the Fair Valued Securities amounted to $40,675 or 0.0% of the net assets.

    *   Non-income producing.

    ** Cost for federal income tax purposes is substantially similar. At February 28, 2005 net unrealized appreciation for federal income tax purposes aggregated $46,775,518 of which $49,776,688 related to appreciated securities and $3,001,170 related to depreciated securities.

    (ADR) - American Depository Receipt

    SENTINEL HIGH YIELD BOND FUND
    INVESTMENT IN SECURITIES
    at February 28, 2005 (Unaudited)
    ---------------------------------------------------------------------------
                                                      Principal
                                                        Amoumt        Value
                                    Coupon  Maturity  (M=$1,000)    (Note 1)
    ---------------------------------------------------------------------------
    BONDS 94.9%
    BASIC INDUSTRY 17.4%
    Acetex Corp.                   10.875%  08/01/09    1,000 M  $    1,087,500
    AK Steel Corp.                  7.750%  06/15/12      900 M         958,500
    Arch Western Finance LLC        6.750%  07/01/13    1,000 M       1,045,000
    Arco Chemical Co.               9.800%  02/01/20      510 M         594,150
    Boise Cascade LLC (a) (b)       7.125%  10/15/14      215 M         228,437
    Borden U.S. Finance Corp. (a)   9.000%  07/15/14      250 M         279,375
    Equistar Chemical LP           10.625%  05/01/11    1,550 M       1,798,000
    Ethyl Corp.                     8.875%  05/01/10      190 M         209,950
    FMC Corp.                      10.250%  11/01/09      900 M       1,023,750
    Foundation PA Coal Co.          7.250%  08/01/14      990 M       1,054,350
    Freeport-McMoran Copper & Gold 10.125%  02/01/10      775 M         883,500
    Freeport-McMoran Copper & Gold  6.875%  02/01/14      410 M         421,275
    Georgia-Pacific Corp.           8.125%  05/15/11    1,000 M       1,162,500
    Georgia-Pacific Corp.           8.000%  01/15/24    1,200 M       1,440,000
    Gerdau Ameristeel Corp.        10.375%  07/15/11      137 M         158,235
    Graphic Packaging Int'l., Inc.  8.500%  08/15/11    1,000 M       1,092,500
    Graphic Packaging Int'l., Inc.  9.500%  08/15/13      250 M         284,375
    HMP Equity Holdings Corp.       0.000%  05/15/08      700 M         476,000
    Huntsman Advanced Materials
      LLC (a)                      11.000%  07/15/10    1,000 M       1,182,500
    Huntsman Int'l. LLC             9.875%  03/01/09    1,000 M       1,107,500
    Huntsman Int'l. LLC (a)        11.500%  07/15/12    1,375 M       1,643,125
    Lyondell Chemical Co.           9.500%  12/15/08      765 M         830,025
    Lyondell Chemical Co.          10.500%  06/01/13    1,600 M       1,900,000
    Millar Western Forestry
      Products Ltd. 7.75% Due
      02/01/14 Steps up to 9%
      Beginning 02/01/09            7.750%  02/01/14      165 M         174,900
    Millennium America, Inc.        7.625%  11/15/26    1,000 M       1,015,000
    Nalco Company                   8.875%  11/15/13    1,500 M       1,665,000
    Novelis, Inc. (a)               7.250%  02/15/15    1,910 M       1,986,400
    Oregon Steel Mills, Inc.       10.000%  07/15/09    1,200 M       1,341,000
    Peabody Energy Corp.            6.875%  03/15/13      340 M         369,750
    Peabody Energy Corp.            5.875%  04/15/16      615 M         624,225
    PQ Corp. (a)                    7.500%  02/15/13      975 M       1,015,219
    Rockwood Specialities Group,
      Inc. (a)                      7.500%  11/15/14      280 M         296,800
    Seminis Vegetable Seeds, Inc.  10.250%  10/01/13    1,585 M       1,905,963
    Stone Containers Corp.          9.750%  02/01/11      500 M         546,875
    Stone Containers Corp.          7.375%  07/15/14      200 M         211,250
    United States Steel Corp.      10.750%  08/01/08      782 M         932,535
                                                                 --------------
                                                                     32,945,464
                                                                 --------------
    CAPITAL GOODS 7.7%
    Argo-Tech Corp.                 9.250%  06/01/11      180 M         198,900
    Case New Holland, Inc. (a)      9.250%  08/01/11      480 M         530,400
    Case New Holland, Inc. (a)      9.250%  08/01/11    1,570 M       1,734,850
    Columbus McKinnon Corp.         8.500%  04/01/08      975 M         994,500
    Crown Castle Cork & Seal        7.375%  12/15/26      500 M         487,500
    Crown European Holdings         9.500%  03/01/11    1,500 M       1,695,000
    Douglas Dynamics LLC (a)        7.750%  01/15/12      685 M         698,700
    Dresser, Inc.                   9.375%  04/15/11      750 M         813,750
    Dresser-Rand Group, Inc. (a)    7.375%  11/01/14      765 M         803,250
    Graham Packaging Co. LP (a)     9.875%  10/15/14      430 M         465,475
    Moog, Inc.                      6.250%  01/15/15      590 M         607,700
    Owens-Brockway Glass Container  8.750%  11/15/12      675 M         757,687
    Owens-Brockway Glass Container  8.250%  05/15/13    1,200 M       1,326,000
    Owens-Brockway Glass Container
      (a)                           6.750%  12/01/14    1,050 M       1,081,500
    Terex Corp.                     7.375%  01/15/14      960 M       1,015,200
    Trimas Corp.                    9.875%  06/15/12    1,375 M       1,430,000
                                                                 --------------
                                                                     14,640,412
                                                                 --------------
    CONSUMER CYCLICAL 7.5%
    Affinity Group, Inc.            9.000%  02/15/12      545 M         591,325
    Collins & Aikman Products Co.  10.750%  12/31/11      480 M         458,400
    Collins & Aikman Products Co.
      (a)                          12.875%  08/15/12      405 M         285,525
    CSK Auto, Inc.                  7.000%  01/15/14    1,350 M       1,323,000
    Dura Operating Corp.            8.625%  04/15/12      900 M         904,500
    FTD, Inc.                       7.750%  02/15/14    1,250 M       1,303,125
    Group 1 Automotive, Inc.        8.250%  08/15/13    1,000 M       1,065,000
    Hines Nurseries, Inc.          10.250%  10/01/11    1,000 M       1,097,500
    Meritor Automative, Inc.        6.800%  02/15/09      936 M         966,420
    Michael's Stores, Inc.          9.250%  07/01/09       60 M          63,600
    Petco Animal Supplies          10.750%  11/01/11    1,000 M       1,162,500
*   R.J. Tower Corp. (e)           12.000%  06/01/13      340 M         214,200
    Tenneco Automotive, Inc. (a)    8.625%  11/15/14    1,850 M       1,979,500
    TRW Automotive Acquisition      9.375%  02/15/13      850 M         964,750
    United Auto Group, Inc.         9.625%  03/15/12    1,000 M       1,115,000
    Warnaco, Inc.                   8.875%  06/15/13      600 M         664,500
                                                                 --------------
                                                                     14,158,845
                                                                 --------------
    CONSUMER NON-CYCLICAL 7.0%
    Alltrista Corp.                 9.750%  05/01/12    1,800 M       1,971,000
    Alpharma, Inc. (a)              8.625%  05/01/11    1,250 M       1,281,250
    Amscan Holdings, Inc.           8.750%  05/01/14      850 M         847,875
    B & G Foods, Inc.               8.000%  10/01/11       70 M          75,425
    Central Garden and Pet Co.      9.125%  02/01/13    1,000 M       1,112,500
    Chiquita Brands Int'l., Inc.
      (a)                           7.500%  11/01/14      285 M         289,275
    Del Monte Corp.                 8.625%  12/15/12      330 M         369,600
    Del Monte Corp. (a)             6.750%  02/15/15      210 M         216,825
    Elan Finance Corp. (a)          7.750%  11/15/11      450 M         402,750
    Elizabeth Arden, Inc.           7.750%  01/15/14    1,300 M       1,389,375
    Jean Coutu Group PJC, Inc.      8.500%  08/01/14    2,000 M       2,060,000
    Jostens IH Corp. (a)            7.625%  10/01/12      875 M         907,812
    Pathmark Stores, Inc.           8.750%  02/01/12    1,000 M         990,000
    Playtex Products, Inc.          8.000%  03/01/11    1,000 M       1,102,500
    Rayovac Corp. (a)               7.375%  02/01/15    1,040 M       1,068,600
    Riddell Bell Hldgs., Inc. (a)   8.375%  10/01/12      705 M         733,200
    Rite Aid Corp.                  9.500%  02/15/11      400 M         436,000
                                                                 --------------
                                                                     15,253,987
                                                                 --------------
    ENERGY 6.2%
    Chesapeake Energy Corp. (a)     6.375%  06/15/15      675 M         717,187
    Chesapeake Energy Corp.         6.875%  01/15/16    1,685 M       1,819,800
    El Paso Production Holdings
      Co.                           7.750%  06/01/13    1,300 M       1,400,750
    Encore Acquisition Co.          6.250%  04/15/14      495 M         501,187
    Evergreen Resources, Inc.       5.875%  03/15/12      165 M         169,744
    Exco Resources, Inc.            7.250%  01/15/11      225 M         240,188
    Grant Prideco, Inc.             9.000%  12/15/09      900 M         994,500
    NSP Holdings LLC (a)           11.750%  01/01/12      250 M         261,250
    Parker Drilling Co.             9.625%  10/01/13      105 M         120,488
    Petroleum Geo Services ASA     10.000%  11/05/10    1,200 M       1,392,000
    Plains Exploration &
      Production Co.                8.750%  07/01/12    1,000 M       1,120,000
    Premcor Refining Group, Inc.    9.500%  02/01/13      800 M         932,000
    Tesoro Petroleum Corp.          9.625%  04/01/12      680 M         775,200
    Williams Cos., Inc.             8.125%  03/15/12      250 M         291,875
    Williams Cos., Inc.             7.500%  01/15/31      875 M         995,312
                                                                 --------------
                                                                     11,731,481
                                                                 --------------
    FINANCIAL 1.5%
    Crum & Forster Holdings Corp.  10.375%  06/15/13    1,000 M       1,140,000
    Thornburg Mortgage, Inc.        8.000%  05/15/13    1,500 M       1,597,500
                                                                 --------------
                                                                      2,737,500
                                                                 --------------
    MEDIA 7.4%
    American Color Graphics, Inc.  10.000%  06/15/10      825 M         585,750
    Cablevision Systems Corp. (a)   8.000%  04/15/12    1,240 M       1,401,200
    CCO Holdings LLC                8.750%  11/15/13    1,000 M       1,037,500
    Cenveo Corp.                    7.875%  12/01/13      915 M         855,525
    Charter Communications
      Holdings                      8.625%  04/01/09    1,800 M       1,480,500
    CSC Holdings, Inc.              7.625%  04/01/11    1,000 M       1,117,500
    Dex Media East LLC              9.875%  11/15/09    1,700 M       1,912,500
    Emmis Operating Co.             6.875%  05/15/12      860 M         883,650
    Houghton Mifflin Co.            9.875%  02/01/13      900 M         956,250
    Mediacom LLC                    9.500%  01/15/13    2,000 M       2,095,000
    Primedia, Inc.                  8.875%  05/15/11      635 M         688,975
    Sinclair Broadcast Group, Inc.  8.000%  03/15/12      875 M         931,875
                                                                 --------------
                                                                     13,946,225
                                                                 --------------
    REAL ESTATE 0.5%
    Crescent Real Estate            9.250%  04/15/09      840 M         917,700
                                                                 --------------
    SERVICES CYCLICAL 20.8%
    AMC Entertainment, Inc.         9.875%  02/01/12    1,250 M       1,371,875
    Ameristar Casinos, Inc.        10.750%  02/15/09    1,000 M       1,116,250
    Cinemark, Inc. 0% Due 3/15/14
      Steps up to 9.75% Beginning
      03/15/09                      0.000%  03/15/14    1,840 M       1,384,600
    Corrections Corp. America       7.500%  05/01/11      500 M         532,500
    CP Ships Limited               10.375%  07/15/12    1,000 M       1,156,250
    Di Finance LLC (a)              9.500%  02/15/13    1,295 M       1,340,325
    Equinox Holdings, Inc.          9.000%  12/15/09    1,280 M       1,360,000
    Gaylord Entertainment Co. (a)   6.750%  11/15/14      300 M         304,500
    GEO Group, Inc.                 8.250%  07/15/13      300 M         317,250
    Gulfmark Offshore, Inc. (a)     7.750%  07/15/14      500 M         538,750
    Hammons, John Q. Hotels LP      8.875%  05/15/12    1,115 M       1,247,406
    Herbst Gaming, Inc. (a)         7.000%  11/15/14      925 M         943,500
    H-Lines Finance Hldgs. 0% Due
      04/01/13
      Steps us to 11% Beginning
      04/01/08 (a)                  0.000%  04/01/13    2,125 M       1,601,719
    Hornbeck Offshore Services,
      Inc. (a)                      6.125%  12/01/14      250 M         252,500
    Host Marriott LP                7.125%  11/01/13    1,750 M       1,868,125
    Inn of the Mountain Gods
      Resort                       12.000%  11/15/10    1,000 M       1,190,000
    Isle of Capri Casinos, Inc.     7.000%  03/01/14    1,000 M       1,042,500
    JohnsonDiversey Holdings, Inc.
      0% Due 5/15/13
      Steps up to 10.675%
      Beginning 5/15/07             0.000%  05/15/13    1,000 M         885,000
    K. Hovnanian Enterprises, Inc.
      (a)                           6.000%  01/15/10      700 M         719,250
    K. Hovnanian Enterprises, Inc.  6.375%  12/15/14      450 M         468,000
    La Quinta Properties, Inc.      8.875%  03/15/11      400 M         442,500
    Las Vegas Sands Corp. (a)       6.375%  02/15/15      755 M         751,225
    Loews Cineplex Entertainment
      Corp. (a)                     9.000%  08/01/14      225 M         236,813
    Mandalay Resort Group          10.250%  08/01/07    1,000 M       1,130,000
    Marquee Holdings, Inc. 0% Due
      08/15/14
      Steps up to 12%, Beginning
      8/15/2009 (a)                 0.000%  08/15/14    1,500 M       1,042,500
    Meritage Homes Corp.            9.750%  06/01/11      500 M         561,250
    Meritage Homes Corp. (a)        6.250%  03/15/15      500 M         504,375
    MGM Mirage                      5.875%  02/27/14      550 M         551,375
    MTR Gaming Group, Inc.          9.750%  04/01/10    1,000 M       1,102,500
    Nationsrent Cos., Inc.          9.500%  10/15/10    1,000 M       1,120,000
    Norcross Safety Products LLC    9.875%  08/15/11      750 M         828,750
    Offshore Logistics, Inc.        6.125%  06/15/13    1,000 M       1,010,000
    Overseas Shipholding Group,
      Inc.                          8.250% 03/15/13       750 M         828,750
    Premier Entertainment Biloxi
      LLC                          10.750%  02/01/12      815 M         886,312
    Sea Containers Ltd.            10.500%  05/15/12      440 M         468,600
    Ship Finance Int'l. Ltd.        8.500%  12/15/13      865 M         877,975
    Station Casino, Inc.            6.500%  02/01/14      450 M         472,500
    Station Casino, Inc.            6.875%  03/01/16      450 M         476,438
    Stena AB                        7.500%  11/01/13    1,500 M       1,545,000
    Tech Olympic USA, Inc.          7.500%  03/15/11      500 M         506,250
    United Rentals North America,
      Inc.                          7.750%  11/15/13    1,725 M       1,737,937
    Universal City Florida
      Holdings Co. (a)              8.375%  05/01/10      425 M         449,437
    WCI Communities, Inc.           9.125%  05/01/12      830 M         925,450
    WMG Holdings Corp. (a) (c)     11.000%  12/15/11    1,125 M       1,141,875
                                                                 --------------
                                                                     39,238,112
                                                                 --------------
    SERVICES NON-CYCLICAL 6.7%
    Allied Waste North American,
      Inc.                          6.500%  11/15/10      525 M         521,063
    Allied Waste North American,
      Inc.                          5.750%  02/15/11      525 M         498,750
    Carriage Services, Inc. (a)     7.875%  01/15/15      210 M         221,025
    Clean Harbors, Inc. (a)        11.250%  07/15/12      550 M         624,938
    HCA, Inc.                       6.375%  01/15/15      925 M         943,500
    Iasis Cap LLC                   8.750%  06/15/14      565 M         617,263
    NeighborCare, Inc.              6.875%  11/15/13    1,125 M       1,192,500
    Omega Heathcare Invs., Inc.     6.950%  08/01/07      600 M         624,750
    Omega Heathcare Invs., Inc.     7.000%  04/01/14      175 M         180,250
    Select Medical Corp. (a)        7.625%  02/01/15    1,075 M       1,116,656
    Service Corp. Intl.             6.750%  04/01/16    1,025 M       1,050,625
    Team Health, Inc.               9.000%  04/01/12    1,000 M       1,000,000
    Tenet Healthcare Corp. (a)      9.875%  07/01/14    1,475 M       1,578,250
    Universal Hospital Services    10.125%  11/01/11    1,030 M       1,071,200
    Wynn Las Vegas LLC (a)          6.625%  12/01/14    1,415 M       1,418,537
                                                                 --------------
                                                                     12,659,307
                                                                 --------------
    TECHNOLOGY & ELECTRONICS 4.3%
    Celestica, Inc.                 7.875%  07/01/11      875 M         925,313
    IMAX Corp.                      9.625%  12/01/10    1,500 M       1,640,625
    Lucent Technologies, Inc.       6.450%  03/15/29    2,125 M       2,032,031
    Magnachip Semiconductor (a)     6.875%  12/15/11      220 M         227,700
    Magnachip Semiconductor (a)
      (d)                          11.000%  12/15/11      220 M         227,700
    Northern Telecom Cap Corp.      6.875%  09/01/23    1,000 M         985,000
    Stratus Technologies, Inc.     10.375%  12/01/08    1,000 M       1,000,000
    Telex Communications, Inc.     11.500%  10/15/08    1,000 M       1,102,500
                                                                 --------------
                                                                      8,140,869
                                                                 --------------
    TELECOMMUNICATIONS 4.0%
    Alamosa Delaware, Inc.          8.500%  01/31/12      450 M         490,500
    Consolidated Communications,
      Inc. (a)                      9.750%  04/01/12      480 M         520,800
    Horizon PCS, Inc. (a)          11.375%  07/15/12      425 M         488,750
    Nextel Communications, Inc.     7.375%  08/01/15    1,000 M       1,100,000
    Qwest Corp. (a)                 7.875%  09/01/11      835 M         916,413
    RCN Corp. (f) (g)              12.500%  06/30/08    1,248 M       1,279,652
    Rogers Wireless, Inc.           9.625%  05/01/11    1,000 M       1,192,500
    Rogers Wireless, Inc.           6.375%  03/01/14      350 M         360,938
    Rogers Wireless, Inc.           7.500%  03/15/15      575 M         632,500
    Rural Cellular Corp.            8.250%  03/15/12      170 M         181,900
    Ubiquitel Operation Co.         9.875%  03/01/11      425 M         482,375
                                                                 --------------
                                                                      7,646,328
                                                                 --------------
    UTILITIES 3.9%
    AES Corp.                       9.500%  06/01/09      835 M         966,512
    NRG Energy, Inc. (a)            8.000%  12/15/13      469 M         520,590
    Reliant Resources, Inc.         9.500%  07/15/13    1,500 M       1,695,000
    Reliant Resources, Inc.         6.750%  12/15/14    1,025 M       1,022,437
    Semco Energy, Inc.              7.125%  05/15/08      500 M         523,750
    Semco Energy, Inc.              7.750%  05/15/13      500 M         528,125
    Texas Genco LLC (a)             6.875%  12/15/14    2,000 M       2,145,000
                                                                 --------------
                                                                      7,401,414
                                                                 --------------
    TOTAL BONDS
    (Cost $171,623,654)                                             181,417,644
                                                                 --------------

    ---------------------------------------------------------------------------
                                                                      Value
                                                        Shares      (Note 1)
    ---------------------------------------------------------------------------
    COMMON STOCKS  0.8%
    ENERGY 0.3%
*   Texcal Energy (f)                                       454         522,388
                                                                 --------------
    ENTERTAINMENT 0.4%
*   Charter Communications, Inc.                         75,000         137,250
*   IMAX Corp.                                           54,472         586,119
                                                                 --------------
                                                                        723,369
                                                                 --------------
    TECHNOLOGY 0.1%
*   Exide Technologies                                   17,000         250,750
                                                                 --------------
    TOTAL COMMON STOCKS
     (Cost $1,254,089)                                                1,496,507
                                                                 --------------
    WARRANTS 0.1%
*   American Tower Escrow Corp.                           1,000         234,500
*   Ono Finance Plc. (a)                                  1,000               0
*   Ono Finance Plc. (a)                                  1,000               0
*   RCN Corp. (f) (g)                                   150,000               0
                                                                 --------------
    (Cost $76,272)                                                      234,500
                                                                 --------------

    ---------------------------------------------------------------------------
                                                      Principal
                                                        Amount        Value
                                    Coupon  Maturity  (M=$1,000)    (Note 1)
    ---------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY OBLIGATIONS 2.0%
    Federal Home Loan Bank
    (Cost $3,816,000)                2.51%  03/01/05    3,816 M       3,816,000
                                                                 --------------
    TOTAL INVESTMENTS
    (Cost $176,770,015)**                                           186,964,651

    EXCESS OF OTHER ASSETS
      OVER LIABILITIES 2.2%                                           4,109,680
                                                                 --------------
    NET ASSETS                                                    $ 191,074,331
                                                                 ==============

    ---------------------------------------------------------------------------
    (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At February 28, 2005, the market value of rule 144A securities amounted to $41,323,533 or 21.6% of net assets.

    (b) Boise Cascade LLC has a variable interest rate that floats quarterly on 15th of January, April, July, October. The interest rate is based on the 3-month Libor rate plus 2.875%.

    (c) WMG Holdings Corp. a variable interest rate that floats quarterly on 15th of March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 4.375%.

    (d) Magnachip Semiconductor has a variable interest rate that floats quarterly on 15th of March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 3.25%.

    (e) Bond in default. R.J. Tower Corp. has recently announced that it received approval on February 28, 2005, from the U.S. Bankruptcy Court for the Southern District of New York to access the full amount of its $725 million debtor-in-possession financing provided by JPMorgan. As previously announced, the Company received approval to immediately access $125 million of the financing on February 3, 2005. The Company said that it believes that this financing, in addition to normal cash flow, will be sufficient to fund its operating needs as it works to restructure its finances.

    (f) Fair Valued Securities. At February 28, 2005, the market value of the Fair Valued Securities amounted to $1,802,040 or 0.9% of the net assets.

    (g) Illiquid Security. The RCN corporate bond and associated warrants represent a private placement investment that Evergreen Investment Management Company, the Fund's sub-advisor, made with RCN Corporation on August 26, 2003. From a total commitment of $1,500,000, $1,005,031 was drawn. Subsequent payment-in-kind accruals, or interest payments in additional securities, compounded on the 30th day of each calendar quarter, have increased the par amount to 1,248,441 and an amortized cost of $1,202,125 on February 28, 2005. The Fund also owns 150,000 shares of RCN Warrants at no cost. RCN is currently engaged in bankruptcy proceedings.

    *   Non-income producing.

    ** COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR. AT FEBRUARY 28, 2005, UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $10,194,636 OF WHICH $10,889,180 RELATED TO APPRECIATED SECURITIES AND $694,544 RELATED TO DEPRECIATED SECURITIES.

    SENTINEL CAPITAL MARKETS INCOME FUND
    INVESTMENT IN SECURITIES
    at February 28,  2005 (Unaudited)
    ---------------------------------------------------------------------------
                                                      Principal
                                                        Amoumt        Value
    Description     Coupon     Maturity               (M=$1,000)    (Note 1)
    ---------------------------------------------------------------------------
    U.S. GOVERNMENT OBLIGATIONS 25.5%
    U.S. TREASURY OBLIGATIONS 0.5%
    2-Year Notes:
      1.625%, 04/30/05                                    400 M  $      399,406
                                                                 --------------
    U.S. GOVERNMENT AGENCY OBLIGATIONS 25.0%
    FEDERAL HOME LOAN BANK 3.5%
    Agency Discount Notes:
      2.51%, 03/01/05                                    2804 M       2,804,000
                                                                 --------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION 10.3%
    Collateralized Mortgage Obligations:
      FHR 2283 PD 7%, 02/15/31                          3,210 M       3,343,796
      FHR 2595 PH 5.5%, 04/15/33                        1,000 M       1,007,290
      FHR 2811 PE 6%, 06/15/34                          2,500 M       2,636,682
                                                                 --------------
                                                                      6,987,768
                                                                 --------------
    Mortgage Backed Securities:
    30-Year
      FHLMC C47315 6.5%, 08/01/29                       1,250 M       1,303,082
                                                                 --------------
    TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                      8,290,850
                                                                 --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION 7.7%
    Collateralized Mortgage Obligations:
      FNR 2003-71 PK 4.5%, 08/25/18                     1,321 M       1,275,186
                                                                 --------------
    Mortgage-Backed Securities:
    10-Year:
      FNMA 735006 5%, 08/01/14                          2,383 M       2,424,371
                                                                 --------------
    30-Year:
      FNMA 659994 6.5%, 09/01/32                          963 M       1,003,455
      FNMA 686384 5.5%, 03/01/33                        1,441 M       1,455,388
                                                                 --------------
                                                                      2,458,843
                                                                 --------------
    TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                       6,158,400
                                                                 --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 3.5%
    Mortgage-Backed Securities:
    30-Year:
      GNMA 628416 6%, 03/15/24                          2,763 M       2,854,491
                                                                 --------------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                         20,107,741
                                                                 --------------
    TOTAL U.S. GOVERNMENT OBLIGATIONS
     (Cost $20,648,796)                                              20,507,147
                                                                 --------------
    DOMESTIC BONDS 31.3%
    BASIC INDUSTRY 5.9%
    AK Steel Corp. 7.75%, 06/15/12                        150 M         159,750
    Arch Western Finance LLC 6.75%, 07/01/13              125 M         130,625
    Arco Chemical Co. 9.8%, 02/01/20                      145 M         168,925
    Boise Cascade LLC (a) 7.125%, 10/15/14                 65 M          69,063
    Borden U.S. Finance Corp. (a) 9%, 07/15/14             50 M          55,875
    Equistar Chemical LP 10.625%, 05/01/11                250 M         290,000
    Freeport-McMoran Copper & Gold 6.875%, 02/01/14       250 M         256,875
    Georgia-Pacific Corp. 8%, 01/15/24                    270 M         323,999
    Gerdau Ameristeel Corp. 10.375%, 07/15/11              41 M          47,355
    Graphic Packaging Int'l., Inc. 8.5%, 08/15/11         125 M         136,563
    Huntsman Advanced Materials LLC (a) 11%, 07/15/10     250 M         295,625
    Huntsman Int'l. LLC (a) 11.5%, 07/15/12               250 M         298,750
    Lyondell Chemical Co. 9.5%, 12/15/08                  120 M         130,200
    Lyondell Chemical Co. 10.5%, 06/01/13                 250 M         296,875
    Millennium America, Inc. 7.625%, 11/15/26             150 M         152,250
    Nalco Co. (a) 9%, 11/15/13                        250,000(E)        379,038
    Novelis, Inc. (a) 7.25%, 02/15/15                     560 M         582,400
    Oregon Steel Mills, Inc. 10%, 07/15/09                225 M         251,438
    Peabody Energy Corp. 5.875%, 04/15/16                  60 M          60,900
    Seminis Vegetable Seeds, Inc. 10.25%, 10/01/13        250 M         300,625
    Stone Containers Corp. 9.75%, 02/01/11                200 M         218,750
    United States Steel Corp. 10.75%, 08/01/08            130 M         155,025
                                                                 --------------
                                                                      4,760,906
                                                                 --------------
    CAPITAL GOODS 1.8%
    Argo-Tech Corp. 9.25%, 06/01/11                        50 M          55,250
    Case New Holland, Inc. (a) 9.25%, 08/01/11            250 M         276,250
    Case New Holland, Inc. (a) 9.25%, 08/01/11             50 M          55,250
    Crown European Holdings 10.875%, 03/01/13             250 M         298,125
    Douglas Dynamics LLC (a) 7.75%, 01/15/12              160 M         163,200
    Dresser-Rand Group, Inc. (a) 7.375%, 11/01/14         130 M         136,500
    Moog, Inc. 6.25%, 01/15/15                            175 M         180,250
    Owens-Brockway Glass Container (a) 6.75%, 12/01/14    300 M         309,000
                                                                 --------------
                                                                      1,473,825
                                                                 --------------
    CONSUMER CYCLICAL 2.2%
    Affinity Group, Inc. 9%, 02/15/12                     140 M         151,900
    Collins & Aikman Products 10.75%, 12/31/11             45 M          42,975
    Dura Operating Corp. 8.625%, 04/15/12                 250 M         251,250
    FTD, Inc. 7.75% 02/15/14                              250 M         260,625
    Group 1 Automotive, Inc. 8.25%, 08/15/13              200 M         213,000
    Hines Nurseries, Inc. 10.25%, 10/01/11                250 M         274,375
*   R.J. Tower Corp. (d) 12%, 06/12/13                     70 M          44,100
    Tenneco Automotive, Inc. (a) 8.625%, 11/15/14         270 M         288,900
    Warnaco, Inc. 8.875%, 06/15/13                        250 M         276,875
                                                                 --------------
                                                                      1,804,000
                                                                 --------------
    CONSUMER NON-CYCLICAL 2.6%
    Alpharma, Inc. (a) 8.625%, 05/01/11                   200 M         205,000
    Amscan Holdings, Inc. 8.75%, 05/01/14                  70 M          69,824
    B & G Foods, Inc. 8%, 10/01/11                         20 M          21,549
    Chiquita Brands Int'l., Inc. (a) 7.5%, 11/01/14        80 M          81,199
    Del Monte Corp. 8.625%, 12/15/12                       49 M          54,880
    Del Monte Corp. (a) 6.75%, 02/15/15                    60 M          61,950
    Elan Finance Corp. (a) 7.75%, 11/15/11                135 M         120,825
    Elizabeth Arden, Inc. 7.75%, 01/15/14                 300 M         320,625
    Jean Coutu Group PJC, Inc. 8.5%, 08/01/14             300 M         309,000
    Jostens IH Corp. (a) 7.625%, 10/01/12                 250 M         259,375
    Michael Food, Inc. 8%, 11/15/13                        50 M          53,125
    Rayovac Corp. (a) 7.375%, 02/01/15                    300 M         308,250
    Riddell Bell Hldgs., Inc. (a) 8.375%, 10/01/12        195 M         202,800
                                                                 --------------
                                                                      2,068,402
                                                                 --------------
    ENERGY  2.0%
    Chesapeake Energy Corp. (a) 6.375%, 06/15/15          100 M         106,250
    Chesapeake Energy Corp. 6.875%, 01/15/16              230 M         248,400
    El Paso Production Holdings Co. 7.75%, 06/01/13       200 M         215,500
    Evergreen Resources, Inc. 5.875%, 03/15/12             45 M          46,273
    Exco Resources, Inc. 7.25%, 01/15/11                   40 M          42,700
    Gazprom O A O (a) 9.625%, 03/01/13                    350 M         418,688
    Parker Drilling Co. 9.625%, 10/01/13                   15 M          17,213
    Tesoro Petroleum Corp. 9.625%, 04/01/12               170 M         193,800
    Williams Cos., Inc. 8.125%, 03/15/12                   30 M          35,025
    Williams Cos., Inc. 7.5%, 01/15/31                    125 M         142,188
    WMG Holdings Corp. (a) (c) 11%, 12/15/11              125 M         126,875
                                                                 --------------
                                                                      1,592,912
                                                                 --------------
    FINANCIAL 0.6%
    Crum & Forster Holdings Corp. 10.375%, 06/15/13       200 M         228,000
    Thornburg Mortgage, Inc. 8%, 05/15/13                 250 M         266,250
                                                                 --------------
                                                                        494,250
                                                                 --------------
    FOREIGN SOVEREIGN  2.1%
    Federative Republic of Brazil 9.25%, 10/22/10         225 M         251,100
    Republic of Columbia 9.75%, 04/09/11                  376 M         427,382
    Republic of Columbia 10.75%, 01/15/13                 200 M         234,500
    Republic of Venezuela (b) 3.09%, 04/20/11             630 M         572,859
    Republic of Venezuela 10.75%, 09/19/13                170 M         196,775
                                                                 --------------
                                                                      1,682,616
                                                                 --------------
    MEDIA  2.5%
    American Color Graphics, Inc. 10%, 06/15/10           225 M         159,750
    Cablevision Systems Corp. (a) 8%, 04/15/12            250 M         282,500
    Cenveo Corp. 7.875%, 12/01/13                         125 M         116,875
    Charter Communications Holdings 8.625%, 04/01/09      250 M         205,625
    Charter Communications Holdings LLC 8.75%, 11/15/13   250 M         259,375
    Dex Media East LLC 9.875%, 11/15/09                   200 M         225,000
    Emmis Operating Co. 6.875%, 05/15/12                  230 M         236,325
    Houghton Mifflin Co. 9.875%, 02/01/13                 125 M         132,813
    Mediacom LLC 9.5%, 01/15/13                           250 M         261,875
    Primedia, Inc. 8.875%, 05/15/11                       105 M         113,925
                                                                 --------------
                                                                      1,994,063
                                                                 --------------
    SERVICES CYCLICAL  6.5%
    AMC Entertainment, Inc. 9.875%, 02/01/12              150 M         164,625
    Cinemark, Inc. 0%, Due 03/15/14
      Steps up to 9.75% beginning 03/15/09                125 M          94,063
    Corrections Corp. America 7.5%, 05/01/11              150 M         159,750
    DI Finance LLC (a) 9.5%, 02/15/13                     200 M         207,000
    Gaylord Entertainment Co. (a) 6.75%, 11/15/14          75 M          76,125
    GEO Group, Inc. 8.25%, 07/15/13                       250 M         264,374
    Hammons, John Q. Hotels LP  8.875%, 05/15/12           85 M          95,094
    H-Lines Finance Hldgs. (a) 0% due 04/01/13
      Steps up to 11% beginning 04/01/08                  300 M         226,124
    HMH Properties, Inc. 7.875%, 08/01/08                  38 M          39,235
    Host Marriott LP 7.125%, 11/01/13                     100 M         106,750
    Imax Corp. 9.625%, 12/01/10                           250 M         273,438
    Isle of Capri Casinos, Inc. 7%, 03/01/14              125 M         130,313
    K. Hovnanian Enterprises, Inc. (a) 6%, 11/15/10       210 M         215,775
    K. Hovnanian Enterprises, Inc. 6.375%, 12/15/14       125 M         130,000
    La Quinta Properties, Inc. 8.875%, 03/15/11           250 M         276,563
    Loews Cineplex Entertainment Corp. (a) 9%, 08/01/14    40 M          42,100
    Mandalay Resort Group 10.25%, 08/01/07                150 M         169,499
    Marquee Holdings, Inc. (a) 0%, Due 08/15/14
      Steps up to 12% Beginning 08/15/09                  400 M         278,000
    Meritage Homes Corp. (a) 6.25%, 03/15/15               75 M          75,656
    MGM Mirage 5.875%, 02/27/14                            75 M          75,188
    MTR Gaming Group, Inc. 9.75%, 04/01/10                150 M         165,375
    Norcross Safety Products LLC 9.875%, 08/15/11         200 M         221,000
    Offshore Logistics, Inc. 6.125%, 06/15/13             250 M         252,500
    Premier Entertainment Biloxi LLC 10.75%, 02/01/12      40 M          43,500
    Sea Containers Ltd. 10.5%, 05/15/12                   115 M         122,475
    Ship Finance Int'l. Ltd. 8.5%, 12/15/13               145 M         147,175
    Station Casinos, Inc. 6.5%, 02/01/14                   75 M          78,750
    Station Casinos, Inc. 6.875%, 03/01/16                 75 M          79,406
    Stena AB 7.5%, 11/01/13                               200 M         206,000
    Town Sports Int'l., Inc. 9.625%, 04/15/11             200 M         213,000
    United Rentals North American, Inc. 7.75%, 11/15/13   250 M         251,875
    Wynn Las Vegas LLC (a) 6.625%, 12/01/14               320 M         320,799
                                                                 --------------
                                                                      5,201,527
                                                                 --------------
    SERVICES NON-CYCLICAL  1.2%
    Carriage Services, Inc. (a) 7.875%, 01/15/15           60 M          63,150
    Clean Harbors, Inc. (a) 11.25%, 07/15/12               65 M          73,856
    HCA, Inc. 6.375%, 01/15/15                            150 M         152,994
    Iasis Cap LLC 8.75%, 06/15/14                         160 M         174,800
    Tenet Healthcare Corp. (a) 9.875%, 07/01/14           225 M         240,750
    Universal Hospital Services 10.125%, 11/01/11         215 M         223,600
                                                                 --------------
                                                                        929,150
                                                                 --------------
    TECHNOLOGY  1.5%
    Celestica, Inc. 7.875%, 07/01/11                      245 M         259,088
    Lucent Technologies, Inc. 6.45%, 03/15/29             300 M         286,875
    Northern Telecom Cap Corp. 7.875%, 06/15/26           150 M         158,063
    Stratus Technologies, Inc. 10.375%, 12/01/08          250 M         250,000
    Telex Communications, Inc. 11.5%, 10/15/08            250 M         275,625
                                                                 --------------
                                                                      1,229,651
                                                                 --------------
    TELECOMMUNICATIONS  1.4%
    Centennial Communications Corp. 10.125%, 06/15/13     250 M         291,250
    Nextel Communications, Inc. 7.375%, 08/01/15          150 M         165,000
    Qwest Corp. (a) 7.875%, 09/01/11                      250 M         274,375
    RCN Corp. (e) (f) 12.5%, 06/30/08                     166 M         170,620
    Rogers Wireless, Inc. 6.375%, 03/01/14                250 M         257,813
                                                                 --------------
                                                                      1,159,058
                                                                 --------------
    UTILITIES  1.0%
    AES Corp. 9.5%, 06/01/09                              250 M         289,375
    NRG Energy, Inc. (a) 8%, 12/15/13                     117 M         129,870
    Reliant Resources, Inc. 6.75%, 12/15/14               150 M         149,625
    Texas Genco LLC (a) 6.875%, 12/15/14                  225 M         241,313
                                                                 --------------
                                                                        810,183
                                                                 --------------
    TOTAL DOMESTIC BONDS
    (Cost $23,383,524)                                               25,200,543
                                                                 --------------

    ---------------------------------------------------------------------------
                                                      Principal       Value
    Description     Coupon     Maturity                 Amoumt      (Note 1)
    ---------------------------------------------------------------------------
    FOREIGN BONDS 15.6%
    AUSTRALIA 2.4%
    Commonwealth of Australia 10%, 10/15/07             400,000(A)      351,132
    Commonwealth of Australia 7.5%, 09/15/09          1,800,000(A)    1,535,891
                                                                  -------------
                                                                      1,887,023
                                                                  -------------
    CANADA 2.6%
    Canada Government 5.75%, 09/01/06                   920,000(C)      777,234
    Canada Government 5.25%, 06/01/12                   700,000(C)      608,002
    Canada Government 8%, 06/01/23                      500,000(C)      568,956
    Canada Housing Trust 4.4%, 03/15/08                 200,000(C)      166,994
                                                                  -------------
                                                                      2,121,186
                                                                  -------------
    DENMARK 0.8%
    Realkredit Danmark 4%, 01/01/08                   3,525,000(D)      646,935
                                                                  -------------
    GERMANY 3.8%
    Federal Republic of Germany 3.5%, 10/09/09        2,250,000(E)    3,036,948
                                                                  -------------
    NEW ZEALAND 1.9%
    New Zealand Government 8%, 11/15/06               1,980,000(Z)    1,477,799
                                                                  -------------
    NORWAY 0.9%
    Norwegian Government 6%, 05/16/11                 4,000,000(N)      730,461
                                                                  -------------
    RUSSIA 0.5%
    Russian Government 3%, 05/14/08                     440,000(N)      411,840
                                                                  -------------
    SWEDEN 1.3%
    Sweden Government 8%, 08/15/07                    1,600,000(S)      263,710
    Sweden Government 6.5%, 05/05/08                  5,000,000(S)      812,226
                                                                  -------------
                                                                      1,075,936
                                                                  -------------
    UNITED KINGDOM 1.4%
    U.K. Treasury Stock 4.5%, 03/07/07                  600,000(B)    1,148,085
                                                                  -------------
    TOTAL FOREIGN BONDS
     (Cost $12,091,015)                                              12,536,213
                                                                  -------------

    (A) Principal amount denominated in Australian Dollars.
    (B) Principal amount denominated in British Pounds.
    (C) Principal amount denominated in Canadian Dollars.
    (D) Principal amount denominated in Danish Krone.
    (E) Principal amount denominated in Euro's
    (N) Principal amount denominated in Norwegian Krone.
    (S) Principal amount denominated in Swedish Krona.
    (Z) Principal amount denominated in New Zealand Dollars.

    ---------------------------------------------------------------------------
                                                                      Value
                                                        Shares      (Note 1)
    ---------------------------------------------------------------------------
    COMMON STOCKS 25.3%
    CONSUMER DISCRETIONARY  1.8%
    Eastman Kodak Co.                                     7,700         261,723
*   IMAX Corp.                                            7,302          78,570
*   Lamar Advertising Co.                                 6,000         235,740
    Lowe's Cos.,  Inc.                                    2,468         145,069
    Omnicom Group, Inc.                                   3,000         273,210
    Penny, J.C., Inc.                                     3,800         169,062
    Target Corp.                                          3,205         162,878
    Triarc Cos., Inc.                                    11,161         173,888
                                                                 --------------
                                                                      1,500,140
                                                                 --------------
    CONSUMER STAPLES  2.0%
    Altria Group, Inc.                                   10,173         667,857
*   BJ's Wholesale Club, Inc.                             5,458         166,851
    Colgate Palmolive Co.                                 5,954         315,086
    Lauder, Estee Cos., Inc.                              4,300         189,114
    General Mills, Inc.                                   2,159         113,067
    PepsiCo, Inc.                                         3,195         172,083
                                                                 --------------
                                                                      1,624,058
                                                                 --------------
    ENERGY  3.2%
    BP plc (ADR)                                         11,075         718,989
    ConocoPhillips                                        3,388         375,695
    Devon Energy Corp.                                    2,418         113,138
    Exxon Mobil Corp.                                     6,076         384,672
    Kerr McGee Corp.                                      3,475         269,869
    Occidental Petroleum Corp.                            6,359         446,847
    Schlumberger Ltd.                                     3,022         228,010
                                                                 --------------
                                                                      2,537,220
                                                                 --------------
    FINANCIALS  6.3%
    A.G. Edwards, Inc.                                    3,885         167,482
    American Express Co.                                  2,590         140,249
    American Int'l. Group                                 4,410         294,588
    Assured Guaranty Ltd.                                14,800         280,312
    Bank of America Corp.                                 4,932         230,078
    Bank of New York, Inc.                                8,049         243,482
    Boston Properties, Inc.                               1,559          93,228
    Capital One Financial Corp.                           1,227          94,086
    Citigroup, Inc.                                      15,073         719,283
    Countrywide Financial Corp.                           3,900         135,524
    Fannie Mae                                            3,643         212,969
*   First Marblehead Corp.                                2,045         142,229
    Global Signal, Inc.                                   3,450          99,533
    Hartford Financial Services                           3,400         244,630
    JP Morgan Chase                                      13,154         480,779
*   Knight Trading Group, Inc.                           25,246         264,073
    Marsh & McLennan Cos., Inc.                           5,000         163,250
    Merrill Lynch                                         3,530         206,787
    Morgan Stanley                                        3,316         187,255
    State Street Corp.                                    3,400         149,090
    U.S. Bancorp                                          7,771         231,187
    Washington Mutual, Inc.                               6,135         257,425
                                                                 --------------
                                                                      5,037,519
                                                                 --------------
    HEALTH CARE  2.2%
    Abbott Labs                                           2,590         119,114
    Baxter Int'l., Inc.                                   4,317         153,944
    Bristol-Myers Squibb Co.                             11,925         298,483
    Johnson & Johnson                                     3,106         203,754
    Merck & Co., Inc.                                     4,000         126,800
    Pfizer, Inc.                                          8,059         211,871
    Schering Plough Corp.                                 9,176         173,885
*   WellPoint, Inc.                                       1,962         239,482
    Wyeth                                                 5,390         220,020
                                                                 --------------
                                                                      1,747,353
                                                                 --------------
    INDUSTRIALS  3.3%
    3M Co.                                                2,000         167,880
    Adesa, Inc.                                           9,229         208,299
    Caterpillar, Inc.                                     1,640         155,882
    Cummins, Inc.                                         1,727         126,779
    Deere & Co.                                           2,849         202,592
    Donnelley, R.R. & Sons                                5,000         166,050
    General Electric Co.                                 14,541         511,842
*   Laidlaw Int'l., Inc.                                 12,088         278,024
    Lockheed Martin                                       4,231         250,560
    Paccar, Inc.                                          2,574         193,719
    Southwest Airlines                                   14,345         198,678
    United Parcel Service, Inc.                           3,027         234,562
                                                                 --------------
                                                                      2,694,867
                                                                 --------------
    INFORMATION TECHNOLOGY  1.5%
*   Altera Corp.                                         11,400         236,436
    BEA Systems, Inc.                                    25,944         215,335
*   Cadence Design Systems, Inc.                          8,597         118,467
*   Citrix Systems, Inc.                                  4,943         111,218
    Hewlett Packard Co.                                   7,900         164,320
*   Oracle Corp.                                         29,356         378,986
                                                                 --------------
                                                                      1,224,762
                                                                 --------------
    MATERIALS  2.6%
    Air Products & Chemicals, Inc.                        3,367         210,842
    Alcoa, Inc.                                           3,885         124,786
    Dow Chemical Co.                                      4,317         238,083
    Foundation Coal Hldgs., Inc.                          6,239         160,529
    Freeport-McMoran Copper & Gold - Class B              5,600         234,192
    Lyondell Chemical                                     5,209         176,325
    MeadWestvaco Corp.                                    3,099          97,185
*   Owens-Illinois, Inc.                                  5,700         141,873
    PPG Industries, Inc.                                  2,590         186,351
    Spartech Corp.                                        6,000         131,820
    Temple-Inland, Inc.                                   3,500         280,700
    Weyerhaeuser Co.                                      1,727         115,588
                                                                 --------------
                                                                      2,098,274
                                                                 --------------
    TELECOMMUNICATION SERVICES 1.0%
    AT&T Corp.                                           13,600         264,248
    Sprint Corp. - FON Group                              6,907         163,558
    Verizon Communications                                5,776         207,762
*   Western Wireless Corp.                                4,158         163,368
                                                                 --------------
                                                                        798,936
                                                                 --------------
    UTILITIES  1.4%
    Allete, Inc.                                          2,842         112,771
*   Aquila Inc.                                          26,766          95,555
    Dominion Resources, Inc.                              1,704         122,739
    DPL, Inc.                                             6,600         168,168
    Entergy Corp.                                         1,558         107,689
    FirstEnergy Corp.                                     2,217          91,429
    FPL Group, Inc.                                       1,295         102,758
    Public Service Enterprise Group                       3,000         163,650
    TXU Corp.                                             2,286         174,307
                                                                 --------------
                                                                      1,139,066
                                                                 --------------
    TOTAL COMMON STOCKS
    (Cost $17,512,759)                                               20,402,195
                                                                 --------------
    PREFERRED STOCKS 1.2%
    FINANCIALS 0.6%
    Federal National Mortgage Association                     3         307,040
    XL Capital Ltd.                                       7,775         190,021
                                                                 --------------
                                                                        497,061
                                                                 --------------
    HEALTH CARE 0.3%
    Schering Plough Corp.                                 4,750         245,860
                                                                 --------------
    INDUSTRIALS  0.3%
    Celanese Corp.                                        4,000         105,560
    General Motors Corp.                                  6,050         148,104
                                                                 --------------
                                                                        253,664
                                                                 --------------
    TOTAL PREFERRED STOCKS
    (Cost $1,043,514)                                                   996,585
                                                                 --------------
    WARRANTS 0.0%
*   RCN Corp. (e) (f)
    (Cost $0)                                            20,000              --
                                                                 --------------
    TOTAL INVESTMENTS
    (Cost $74,679,608)**                                             79,642,683

    EXCESS OF OTHER ASSETS
     OVER LIABLITIES 1.1%                                               852,021
                                                                 --------------
    NET ASSETS                                                   $   80,494,704
                                                                 ==============

    ---------------------------------------------------------------------------
    (a) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATIONS, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT FEBRUARY 28, 2005, THE MARKET VALUE OF RULE 144A SECURITIES AMOUNTED TO $7,548,456 OR 9.4% OF NET ASSETS.

    (b) REPUBLIC OF VENEZUELA HAS A VARIABLE INTEREST RATE THAT FLOATS QUARTERLY ON THE 15TH OF JANURARY, APRIL, JULY AND OCTOBER. THE INTEREST RATE IS BASED ON THE 3-MONTH LIBOR RATE PLUS 1%.

    (c) WMG HOLDINGS CORP. HAS A VARIABLE INTEREST RATE THAT FLOATS QUARTERLY ON THE 15TH OF MARCH, JUNE, SEPTEMBER, AND DECEMBER. THE INTEREST RATE IS BASED ON THE 3-MONTH LIBOR RATE PLUS 4.375%.

    (d) BOND IN DEFAULT. R.J. TOWER CORP. HAS RECENTLY ANNOUNCED THAT IT RECEIVED APPROVAL ON FEBRUARY 28, 2005, FROM THE U.S. BANKRUPTCY COURT FOR THE SOUTHERN DISTRICT OF NEW YORK TO ACCESS THE FULL AMOUNT OF ITS $725 MILLION DEBTOR-IN-POSSESSION FINANCING PROVIDED BY JPMORGAN. AS PREVIOUSLY ANNOUNCED, THE COMPANY RECEIVED APPROVAL TO IMMEDIATELY ACCESS $125 MILLION OF THE FINANCING ON FEBRUARY 3, 2005. THE COMPANY SAID THAT IT BELIEVES THAT THIS FINANCING, IN ADDITION TO NORMAL CASH FLOW, WILL BE SUFFICIENT TO FUND ITS OPERATING NEEDS AS IT WORKS TO RESTRUCTURE ITS FINANCES.

    (e) ILLIQUID SECURITY. THE RCN CORPORATE BOND AND ASSOCIATED WARRANTS REPRESENT A PRIVATE PLACEMENT INVESTMENT THAT EVERGREEN INVESTMENT MANAGEMENT COMPANY, THE FUND'S SUB-ADVISOR, MADE WITH RCN CORPORATION ON AUGUST 26, 2003. FROM A TOTAL COMMITMENT OF $200,000, $134,004 WAS DRAWN. SUBSEQUENT PAYMENT-IN-KIND ACCRUALS, OR INTEREST PAYMENTS IN ADDITIONAL SECURITIES, COMPOUNDED ON THE 30TH DAY OF EACH CALENDAR QUARTER, HAVE INCREASED THE PAR AMOUNT TO 166,459 AND AN AMORTIZED COST OF $160,284 ON FEBRUARY 28, 2005. THE FUND ALSO OWNS 20,000 SHARES OF RCN WARRANTS AT NO COST. RCN IS CURRENTLY ENGAGED IN BANKRUPTCY PROCEEDINGS.

    (f) FAIR VALUED SECURITIES. AT FEBRUARY 28, 2005, THE MARKET VALUE OF THE FAIR VALUED SECURITIES AMOUNTED TO $170,620 OR 0.2% OF THE NET ASSETS.

    *   NON-INCOME PRODUCING.

    ** COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR. AT FEBRUARY 28, 2005 NET UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $4,963,075 OF WHICH $5,468,012 RELATED TO APPRECIATED SECURITIES AND $504,937 RELATED TO DEPRECIATED SECURITIES.

    (ADR) - AMERICAN DEPOSITORY RECEIPT

    ---------------------------------------------------------------------------
    AT FEBRUARY 28, 2005, THE CAPITAL MARKETS INCOME FUNDS HAD THE FOLLOWING FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING:

                                                                                                               UNREALIZED
                                                   VALUE OF CONTRACT   VALUE OF CONTRACT   MARKET VALUE OF   APPRECIATION/
                                          LOCAL        WHEN OPENED         WHEN OPENED        CONTRACTS      (DEPRECIATION)
    CONTRACT DESCRIPTION                CURRENCY    (LOCAL CURRENCY)      (US DOLLARS)      (US DOLLARS)      (US DOLLARS)
    ----------------------------------------------------------------------------------------------------------------------
    CONTRACTS TO BUY
      Euro                                 EUR           900,000            1,195,767          1,191,269           -4,498
      Euro                                 EUR           500,000              655,620            661,816            6,196
    NET UNREALIZED GAIN/(LOSS)                                                                                      1,698
                                                                                                                 --------
    CONTACTS TO SELL
      Euro                                 EUR           900,000           -1,187,505         -1,191,269           -3,764
      Euro                                 EUR           500,000             -661,625           -661,816             -191
    NET UNREALIZED GAIN/(LOSS)                                                                                     -3,955
                                                                                                                 --------
    TOTAL NET UNREALIZED GAIN/(LOSS)                                                                               -2,257
                                                                                                                 ========

    SENTINEL BOND FUND
    INVESTMENT IN SECURITIES
    at February 28, 2005 (Unaudited)
    ---------------------------------------------------------------------------
                                                      Principal
                                                        Amount        Value
                                    Coupon  Maturity  (M=$1,000)    (Note 1)
    ---------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY OBLIGATIONS 73.2%
    FEDERAL HOME LOAN MORTGAGE CORPORATION 16.5%
    Collateralized Mortgage Obligations:
    FHR 2611 VD                      5.50%  09/15/19    2,000 M  $    2,067,020
    FHR 2595 PH                      5.50%  04/15/33    2,000 M       2,013,320
                                                                 --------------
                                                                      4,080,340
                                                                 --------------
    Mortgage-Backed Securities:
    15-year:
    FHLMC B15650                     5.50%  07/01/14    1,880 M       1,933,179
                                                                 --------------
    20-year:
    FHLMC C90847                     6.00%  08/01/24    1,864 M       1,922,458
                                                                 --------------
    30-year:
    FHLMC C47272                     6.50%  10/01/29    2,739 M       2,858,016
    FHLMC C47314                     6.50%  11/01/29    1,331 M       1,388,592
    FHLMC C01290                     5.50%  01/01/32    2,324 M       2,351,364
                                                                 --------------
                                                                      6,597,972
                                                                 --------------
    TOTAL FEDERAL HOME LOAN
    MORTGAGE CORPORATION                                             14,533,949
                                                                 --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION 53.2%
    Collateralized Mortgage Obligations:
    FNR 2003-71 PK                   4.50%  08/25/18    3,303 M       3,185,889
                                                                 --------------
    Mortgage-Backed Securities:
    10-Year:
    FNMA 254506                      5.00%  10/01/12    2,140 M       2,177,074
    FNMA 735006                      5.00%  08/01/14    2,719 M       2,766,176
                                                                 --------------
                                                                      4,943,250
                                                                 --------------
    15-Year:
    FNMA 511845                      8.50%  05/01/10       21 M          22,016
    FNMA 675690                      5.00%  02/01/18    2,166 M       2,184,386
    FNMA 771162                      5.00%  01/01/19    5,239 M       5,282,700
    FNMA 785246                      4.50%  06/01/19    1,854 M       1,832,696
    FNMA 811328                      5.00%  02/01/20    6,969 M       7,025,895
                                                                 --------------
                                                                     16,347,693
                                                                 --------------
    20-Year:
    FNMA 251212                     10.00%  05/01/17       44 M          47,962
    FNMA 251185                     10.00%  06/01/17      102 M         111,237
    FNMA 726367                      5.50%  04/01/23    2,334 M       2,369,403
                                                                 --------------
                                                                      2,528,602
                                                                 --------------
    30-Year:
    FNMA 535832                      6.50%  12/01/28    3,464 M       3,618,914
    FNMA 625183                      5.50%  01/01/32    1,049 M       1,060,911
    FNMA 788150                      6.00%  03/01/32    2,766 M       2,849,061
    FNMA 682354                      4.50%  09/01/33    3,273 M       3,155,947
    FNMA 721540                      5.00%  07/01/33    1,981 M       1,957,843
    FNMA 774445                      5.50%  03/01/34    2,767 M       2,794,780
    FNMA 786096                      5.50%  07/01/34    2,155 M       2,175,433
    FNMA 798031                      5.00%  01/01/35    2,442 M       2,409,532
                                                                 --------------
                                                                     20,022,421
                                                                 --------------
    TOTAL FEDERAL NATIONAL
    MORTGAGE ASSOCIATION                                             47,027,855
                                                                 --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 3.5%
    Collateralized Mortgage Obligations:
    GNR 2004-47 PD                   6.00%  06/16/34    3,000 M       3,145,560
                                                                 --------------
    Mortgage-Backed Securities:
    30-year:
    GNMA 102852                     13.00%  10/15/13        220             252
                                                                 --------------
    TOTAL GOVERNMENT NATIONAL
    MORTGAGE ASSOCIATION                                              3,145,812
                                                                 --------------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $65,322,827)                                               64,707,616
                                                                 --------------
    BONDS 25.5%
    AUTOMOTIVE 2.8%
    Daimler Chrysler                 4.75%  01/15/08    1,000 M       1,008,750
    Ford Motor Credit                4.95%  01/15/08    1,500 M       1,485,000
                                                                 --------------
                                                                      2,493,750
                                                                 --------------
    CONSUMER PRODUCTS & SERVICES 3.2%
    Cadbury Schweppes  (a)          5.125%  10/01/13    1,000 M       1,010,000
    Coca Cola Bottling Co.           5.00%  11/15/12      500 M         501,250
    Coors Brewing Co.               6.375%  05/15/12      250 M         271,563
    Kraft Foods, Inc.                5.25%  10/01/13      500 M         514,375
    Kroger Co.                       6.75%  04/15/12      500 M         556,875
                                                                 --------------
                                                                      2,854,063
                                                                 --------------
    ENERGY 1.8%
    Duke Energy Corp.               5.625%  11/30/12      500 M         523,750
    Pacific Gas & Electric           6.05%  03/01/34    1,000 M       1,057,500
                                                                 --------------
                                                                      1,581,250
                                                                 --------------
    FINANCIAL INSTITUTIONS 3.2%
    Archstone-Smith Operations
      Trust                         5.625%  08/15/14      500 M         518,125
    Berkshire Hathaway Financial
      Corp. (a)                      4.85%  01/15/15    1,000 M         996,250
    Genworth Financial, Inc.         6.50%  06/15/34      750 M         839,063
    Wells Fargo & Co                5.125%  09/15/16      500 M         500,000
                                                                 --------------
                                                                      2,853,438
                                                                 --------------
    INDEX 4.8%
    Targeted Return Index Security
      (a)                           6.668%  08/15/08    4,103 M       4,257,313
                                                                 --------------
    INSURANCE 0.6%
    Allstate Corp.                   5.00%  08/15/14      500 M         503,125
                                                                 --------------
    MEDIA 2.6%
    Time Warner Cos., Inc.          6.875%  06/15/18    1,000 M       1,131,250
    Viacom, Inc.                    5.625%  08/15/12      500 M         523,125
    Walt Disney Co.                  7.00%  03/01/32      500 M         590,000
                                                                 --------------
                                                                      2,244,375
                                                                 --------------
    METAL-ALUMINUM 1.3%
    Alcan, Inc.                      6.45%  03/15/11    1,000 M       1,095,000
                                                                 --------------
    REAL ESTATE 1.7%
    Duke Realty LP                   5.40%  08/15/14      500 M         510,000
    ERP Operating LP                 5.25%  09/15/14      500 M         505,625
    Simon Property LP               5.625%  08/15/14      500 M         515,000
                                                                 --------------
                                                                      1,530,625
                                                                 --------------
    TELECOMMUNICATIONS 3.5%
    AT&T Broadband Corp.            8.375%  03/15/13      212 M         258,375
    Bellsouth Corp.                 5.200%  09/15/14      500 M         508,125
    Cingular Wireless                6.50%  12/15/11      250 M         274,375
    Comcast Corp.                    5.50%  03/15/11    1,000 M       1,042,500
    SBC Communications, Inc.         5.10%  09/15/14      500 M         500,625
    Southern California Edison       5.00%  01/15/16      500 M         498,750
                                                                 --------------
                                                                      3,082,750
                                                                 --------------
    TOTAL BONDS
    (Cost $21,711,927)                                               22,495,689
                                                                 --------------
    TOTAL INVESTMENTS
    (Cost $87,034,754)*                                              87,203,305

    EXCESS OF OTHER ASSETS
      OVER LIABILITIES 1.3%                                           1,129,715
                                                                 --------------
    NET ASSETS                                                   $   88,333,020
                                                                 ==============

    ---------------------------------------------------------------------------
    (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At February 28, 2005, the market value of rule 144A securities amounted to $6,263,563 or 7.1% of net assets.

    * COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR. AT FEBRUARY 28, 2005 UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $168,551 OF WHICH $829,025 RELATED TO APPRECIATED SECURITIES AND $660,474 RELATED TO DEPRECIATED SECURITIES.

    TAX-FREE INCOME FUND
    INVESTMENT IN SECURITIES
    at February 28,  2005 (Unaudited)
    ---------------------------------------------------------------------------
                                                      Principal
                                                        Amount        Value
                                    Coupon  Maturity  (M=$1,000)    (Note 1)
    ---------------------------------------------------------------------------
    BONDS 94.1%
    ARIZONA  1.4%
    Arizona School Facs. Board
      Ctfs.                      5%, 09/01/09 (FGIC)      750 M  $      811,642
                                                                 --------------
    CALIFORNIA 9.0%
    California State Variable
      Purpose                    5%, 02/01/23           1,000 M       1,045,340
    Los Angeles Cmnty.           5%, 12/01/27 (FSA)       500 M         523,130
    San Francisco Bay Area Tax
      Rev.                       5%, 07/01/28 (AMBAC)     500 M         518,520
    San Jose Redev. Agency Tax   5%, 08/01/32 (MBIA)    1,000 M       1,026,980
    Torrance Ctfs. Partner Pub.
      Imports                    5%, 06/01/24 (AMBAC)   1,000 M       1,055,210
    Tustin Universtity School
      Dist.                      5%, 09/01/38 (FSA)     1,000 M       1,027,030
                                                                 --------------
                                                                      5,196,210
                                                                 --------------
    CONNECTICUT  1.3%
    Connecticut State G/O        5%, 12/15/09             700 M         758,674
                                                                 --------------
    COLORADO 0.9%
    Douglas Cnty. School Dist.   5%, 12/15/30 (FSA)       500 M         520,780
                                                                 --------------
    DISTRICT OF COLUMBIA 2.6%
    DC Revenue-A-World Wildlife  6%, 07/01/16 (AMBAC)   1,310 M       1,489,011
                                                                 --------------
    FLORIDA 7.6%
    Orange County Healthcare
      Facs. Auth. (ETM)          6.25%, 10/01/13 (MBIA) 1,060 M       1,271,746
    Orange County Housing
      Finance Auth.              5.65%, 12/01/17        2,455 M       2,569,624
    South Miami Health Facs.     5.25%, 11/15/33          500 M         515,305
                                                                 --------------
                                                                      4,356,675
                                                                 --------------
    GEORGIA 1.4%
    Athens-Clarke Cnty. Univ.
      Gov't.                     5%, 12/15/19 (AMBAC)     690 M         738,576
                                                                 --------------
    IDAHO 0.0%
    Idaho Housing Agency Series
      D-1                        8%, 01/01/20 (FHA)         5 M           5,153
                                                                 --------------
    ILLINOIS 4.9%
    Illinois Sports Facs.        5%, 06/15/32 (AMBAC)   1,000 M       1,030,700
    McHenry Cnty., IL Cmnty.,
      (P/R)                      5.85%, 01/01/16 (FSA)    770 M         835,358
    McHenry Cnty., IL Cmnty.,
      (U/R)                      5.85%, 01/01/17 (FSA)    230 M         247,117
    Metropolitan Pier &
      Exposition Ref. Bds.       5.5%, 06/15/18 (FGIC)    625 M         722,937
                                                                 --------------
                                                                      2,836,112
                                                                 --------------
    INDIANA 1.0%
    Indiana Trans. Fin. Auth.
      Hwy.                       5.25%, 06/01/19 (FSA)    500 M         563,310
                                                                 --------------
    KENTUCKY 1.4%
    Kentucky State Ppty. &
      Bldgs.                     5.5%, 08/01/07 (FSA)     750 M         800,130
                                                                 --------------
    LOUISIANA 0.9%
    Louisiana Pub. Facs. Auth.
      Rev.                       5.25%, 07/01/33 (MBIA)   505 M         532,381
                                                                 --------------
    MAINE 1.2%
    Maine State Tpk. Auth. Rev.  5%, 07/01/27 (FSA)       645 M         678,340
                                                                 --------------
    MASSACHUSETTS 5.6%
    Massachusetts State Dev.
      Fin. Agy.                  5%, 10/01/28             500 M         520,190
    Massachusetts State G/O      6%, 08/01/09 (FGIC)    1,000 M       1,123,500
    Massachusetts State Health
      & Edl.                     6.5%, 11/01/05         1,000 M       1,027,630
    Massachusetts State Wtr.
      Pollutn.                   5%, 08/01/34             500 M         522,110
                                                                 --------------
                                                                      3,193,430
                                                                 --------------
    MICHIGAN  7.4%
    Haslett MI Public School
      Dist. G/O                  5.625%, 05/01/20         500 M         563,565
    Michigan Municipal Auth.
      Rev. (P/R)                 5.25%, 12/01/13        2,000 M       2,190,980
    Michigan State Bldg. Auth.
      Rev.                       5%, 10/15/09 (FSA)       750 M         812,175
    Otsego MI Public School
      Dist.                      5%, 05/01/34 (FSA)       680 M         708,370
                                                                 --------------
                                                                      4,275,090
                                                                 --------------
    MISSISSIPPI 1.8%
    Mississippi State G/O        5.25%, 09/01/07        1,000 M       1,060,870
                                                                 --------------
    NEW MEXICO 0.9%
    University New Mexico        5%, 06/01/32             500 M         514,340
                                                                 --------------
    NEW YORK 12.5%
    New York City Mun Wtr. Fin.  5%, 06/15/35           1,000 M       1,038,300
    New York, NY G/O             5.75%, 02/01/08          465 M         486,157
    New York, NY G/O (U/R)       5.75%, 02/01/08          335 M         349,030
    New York State Dorm Auth.
      Revs.                      4.75%, 07/01/37          500 M         503,715
    New York State Dorm Mental
      Health Svcs.               5%, 02/15/35 (AMBAC)   1,000 M       1,040,540
    New York State Twy. Auth.
      Rev. Bds.                  5.1%, 04/01/08           500 M         532,905
    New York State Urban Dev.
      Corp.                      5.25%, 01/01/10 (FSA)  1,000 M       1,098,020
    New York State Urban Dev.
      Corp.                      5.5% 01/01/14 (FSA)    1,000 M       1,141,730
    Triborough Brdg & Tunl Auth. 5%, 11/15/32 (MBIA)    1,000 M       1,036,780
                                                                 --------------
                                                                      7,227,177
                                                                 --------------
    NORTH CAROLINA 0.9%
    Charlotte, North Carolina
      G/O                        5%, 02/01/23             500 M         525,760
                                                                 --------------
    OHIO 1.0%
    Lakota Ohio Local School
      Dist.                      5.5%, 12/010/18 (FGIC)   500 M         584,460
                                                                 --------------
    PENNSYLVANIA 7.8%
    Allegheny Cnty. Indl. Dev.
      Auth.                      5%, 11/01/29 (MBIA)    1,635 M       1,704,602
    Lancaster Area Swr. Auth.
      Rev.                       5%, 04/01/23 (MBIA)      750 M         797,790
    Pennsylvania State First
      Ser.                       5.125%, 05/01/05 (FGIC)  600 M         602,976
    Pennsylvania State Ind. Dev.
      Auth. Econ.                5.5%, 07/01/21 (AMBAC)   750 M         837,045
    Red Lion Area School Dist.   5%, 02/01/22 (FSA)       500 M         535,490
                                                                 --------------
                                                                      4,477,903
                                                                 --------------
    PUERTO RICO 0.9%
    Puerto Rico Commonwealth     5%, 07/01/34             500 M         517,685
                                                                 --------------
    SOUTH CAROLINA 1.0%
    Horry Cnty. G/O              5%, 03/01/17 (MBIA)      555 M         603,574
                                                                 --------------
    Tennessee 0.9%
    Memphis Electric Systems     5%, 12/01/15 (MBIA)      500 M         544,255
                                                                 --------------
    Texas 10.5%
    Keller Higher Ed. Facs.
      Corp.                      5.25%, 06/01/21          500 M         525,450
    North Central Texas Health   6.25%, 05/15/10        1,000 M       1,128,120
    Pflugerville Ctfs.
      Obligation-Ser. A          5%, 08/01/33 (FGIC)    1,000 M       1,032,530
    Robstown Indpt. School Dist. 5.25%, 02/15/34          500 M         529,255
    San Antonio Elec. & Gas Rev. 4.5%, 02/01/21         1,000 M       1,006,380
    Sunnyvale School Dist.       5.25%, 02/15/18          630 M         694,726
    White Settlement Indpt.
      School G/O                 5.75%, 08/15/34        1,000 M       1,115,850
                                                                 --------------
                                                                      6,032,311
                                                                 --------------
    VERMONT 6.2%
    Vermont Education & Health
      Bldgs. Fin.                5.5%, 07/01/18         2,295 M       2,410,255
    Vermont Education & Health
      Bldgs. Fin.                5.375%, 01/01/23       1,165 M       1,171,815
                                                                 --------------
                                                                      3,582,070
                                                                 --------------
    VIRGINIA 2.7%
    University VA Revs.          4.5%, 06/01/08           500 M         526,170
    University VA Revs.          5%, 06/01/33             500 M         520,525
    Virginia State G/O           5%, 06/01/08             500 M         535,475
                                                                 --------------
                                                                      1,582,170
                                                                 --------------
    WASHINGTON 0.4%
    Washington State Public Pwr.
      Supply                     4.9%, 07/01/05           250 M         252,197
                                                                 --------------
    TOTAL BONDS
    (Cost $53,782,260)                                               54,260,286
                                                                 --------------

    ---------------------------------------------------------------------------
                                                                      Value
                                                        Shares      (Note 1)
    ---------------------------------------------------------------------------
    SHORT-TERM INVESTMENTS 4.5%
    BlackRock Municipal Fund #50
    (Cost $2,600,000)                                 2,600,000       2,600,000
                                                                 --------------
    TOTAL INVESTMENTS
    (Cost $56,382,260)*                                              56,860,286

    EXCESS OF OTHER ASSETS
      OVER LIABILITIES 1.4%                                             815,599
                                                                 --------------
    NET ASSETS                                                   $   57,675,885
                                                                 ==============

    * Cost for federal income tax purposes is substantially similar. At February 28, 2005, net unrealized appreciation for federal income tax purposes aggregated $478,026 of which $852,383 related to appreciated securities and $374,357 related to depreciated securities.

    The following abbreviations are used in the portfolio descriptions:
    (AMBAC) - Guaranteed by AMBAC Indemnity Corp
    (ETM) - Escrowed to Maturity
    (FGIC) - Guaranteed by Financial Guaranty Insurance Co
    (FSA) - Guaranteed by Financial Security Assurance Inc
    (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp (P/R) - Prerefunded
    (U/R) - Unrefunded
    G/O - General Obligation Bond

    SENTINEL NEW YORK TAX-FREE INCOME FUND
    INVESTMENT IN SECURITIES
    at February 28, 2005 (Unaudited)
    ---------------------------------------------------------------------------
                                                      Principal
                                                        Amount        Value
    Description     Coupon    Maturity                (M=$1,000)    (Note 1)
    ---------------------------------------------------------------------------
    BONDS 94.4%
    NEW YORK 83.2%
    City University New York Certificate of
      Participation
        5.75%, 08/15/05                                   300 M  $      304,710
    Coxsackie Athens New York Central School
      District
        5.5%, 06/15/13 (FSA)                              260 M         284,323
    Long Island Power Authority
        5%, 09/01/34 (AMBAC)                            1,000 M       1,039,070
    Metro Transportation Authority
        5% , 04/01/10 (FGIC)                              150 M         161,317
        5.5%, 11/15/13 (AMBAC)                            300 M         342,957
        5.75%, 07/01/13                                   250 M         283,017
        5.25%, 04/01/21 (MBIA)                            750 M         833,212
        5%, 04/01/23 (FGIC)                               250 M         280,322
        5%, 11/15/33 (AMBAC)                            1,000 M       1,047,220
    Monroe County G/O
        6%, 03/01/14                                      250 M         286,647
    Monroe County Industrial Dev. Agency
        5.375%, 04/01/29                                  510 M         497,270
    Monroe Woodbury Central School Dist.
        5.625%, 05/15/22 (MBIA)                           250 M         264,762
    New York State Municipal Bond Bank Agency
      Series C
        5.25%, 12/01/10                                   375 M         409,882
    New York City Municipal Water Fin. Auth.
        5.875%, 06/15/25 (MBIA)                           500 M         510,640
        5.125%, 06/15/34 (FSA)                            500 M         522,665
        5%, 06/15/35                                    1,000 M       1,038,300
    New York, NY G/O Series B
        5.75%, 08/01/11                                   300 M         334,389
    New York, NY G/O Series H
    New York, NY G/O Series K
        5.625%, 08/01/13                                  350 M         383,600
    New York, NY Transitional  Fin. Auth.
        5.375%, 05/01/14                                1,000 M       1,103,640
    New York State Dorm. Authority Revenue
      4201 Schools Program
        5%, 07/01/10                                      250 M         269,330
      City University System
        5.625%, 07/01/16                                  250 M         287,192
        5.375%, 07/01/25  (AMBAC) (P/R)                   200 M         206,174
      College and University Revenue
        5%, 07/01/20 (FGIC)                               250 M         266,057
        5%, 07/01/22                                      250 M         263,253
        4.75%, 07/01/37                                   500 M         503,715
      Memorial Sloan Kettering Cancer Center
        5.5%, 07/01/23 (MBIA)                             500 M         586,710
      Mental Health Services
        5.7%, 08/15/09                                    245 M         263,127
        5.7%, 08/15/09 (P/R)                                5 M           5,396
        5.5%, 08/15/17                                    590 M         625,955
        5.5%, 08/15/17 (P/R)                               10 M          10,754
        5%, 02/15/35 (AMBAC)                              660 M         686,756
      Nursing Home-Hebrew Home
        5.625%, 02/01/17 (FHA)                             10 M          10,482
      State University Education Facility
        5.5%, 05/15/09 (MBIA)                             500 M         539,525
      Wyckoff Heights Medical Ctr.
        5.3%, 08/15/21                                    250 M         260,230
    New York State Environmental Facilities
        4.9%, 06/15/11                                    150 M         160,584
        5.75%, 01/15/13 (P/R)                               5 M           5,247
        5.75%, 01/15/13                                   245 M         256,594
        5%, 06/15/33                                      210 M         218,802
    New York State Environmental Water Revenue
        5.75%, 06/15/11                                   160 M         183,538
        5.75%, 06/15/11                                   295 M         338,397
        5.75%, 06/15/11                                    45 M          51,455
    New York State Mortgage Agency Revenue Bonds
        5.375%, 10/01/17                                  500 M         517,500
    New York State Thruway Auth. Service Contract
        5.25%, 01/01/09                                   500 M         536,410
        5.25%, 04/01/10 (FGIC)                            500 M         550,135
        6.25%, 04/01/14 (P/R)                             200 M         204,674
    New York State Urban Development Corp.
        5.5%, 01/01/14 (FSA)                              500 M         570,865
        6%, 01/01/15 (AMBAC) (P/R)                        485 M         544,927
        5%, 01/01/17                                      750 M         812,100
        5.5%, 3/15/20 (FGIC) (P/R)                        500 M         572,510
        5.7%, 4/01/20                                     250 M         294,335
    New York State Various P Series C
        5.125%, 06/15/13                                  100 M         107,932
    North Hempstead, NY G/O
        6%, 07/15/15 (FGIC) (P/R)                         500 M         567,755
    Rondout Valley Central School District G/O
        3%, 03/01/08 (FGIC)                               660 M         664,712
    Saint Lawrence University
        5.625%, 07/01/13 (MBIA)                           250 M         257,700
    34th Street Partnership, Inc.
        5%, 01/01/16                                    1,090 M       1,168,633
    Triborough Bridge & Tunnel Authority
        4.75%, 01/01/19 (P/R)                             195 M         212,213
        5%, 11/15/32 (MBIA)                             1,000 M       1,036,780
                                                                 --------------
                                                                     24,546,397
                                                                 --------------
    PUERTO RICO 9.4%
    Puerto Rico Childrens Trust Fund
        6%, 07/01/26 (P/R)                                900 M       1,023,912
    Puerto Rico Commonwealth
        5.375%, 07/01/21 (MBIA) (P/R)                     255 M         274,837
        5.4%, 07/01/25 (P/R)                              300 M         316,203
        5%, 07/01/34                                      250 M         258,843
    Puerto Rico Commonwealth Highway & Trans. Auth.
        5.75%, 07/01/16 (MBIA) (P/R)                      500 M         569,625
    Puerto Rico Ind'l. Tourist Ed'l. Med. & Envir.
      Ctl. Facs.
        5%, 10/01/22 (MBIA)                               300 M         314,550
                                                                 --------------
                                                                      2,757,970
                                                                 --------------
    VIRGIN ISLANDS 1.8%
    Virgin Islands Public Fin Authority
         5%, 10/01/22 (FSA)                               500 M         537,795
                                                                 --------------
    TOTAL BONDS
      (Cost $26,924,664)*                                            27,842,162
                                                                 --------------

    ---------------------------------------------------------------------------
                                                                      Value
                                                        Shares      (Note 1)
    ---------------------------------------------------------------------------
    SHORT-TERM INVESTMENTS 3.1%
    BlackRock New York Money Market Institutional Class
      (Cost $900,000)                                   900,000         900,000
                                                                 --------------
    TOTAL INVESTMENTS
     (Cost $27,824,664)*                                             28,742,162

    EXCESS OF OTHER ASSETS
     OVER LIABILITIES 2.5%                                              748,641
                                                                 --------------
    NET ASSETS                                                   $   29,490,803
                                                                 ==============

    * Cost for federal income tax purposes is substantially similar. At February 28, 2005, net unrealized appreciation for federal income tax purposes aggregated $917,498 of which, $1,049,417 related to appreciated securities and $131,919 related to depreciated securities.

    The following abbreviations are used in the portfolio descriptions:
    (AMBAC) - Guaranteed by AMBAC Indemnity Corp
    (FGIC) - Guaranteed by Financial Guaranty Insurance Co
    (FSA) - Guaranteed by Financial Security Assurance, Inc.
    (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp (P/R) - Prerefunded
    G/O - General Obligation Bond

    SENTINEL GOVERNMENT SECURITIES FUND
    INVESTMENT IN SECURITIES
    at February 28, 2005 (Unaudited)
    ----------------------------------------------------------------------------
                                                      Principal
                                                        Amount        Value
                                    Coupon  Marurity  (M=$1,000)    (Note 1)
    ----------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY OBLIGATIONS 98.0%
    FEDERAL HOME LOAN MORTGAGE CORPORATION 24.2%
    Collateralized Mortgage Obligations:
    FHR 2611 VD                       5.5%   9/15/19    3,000 M  $    3,100,530
    FHR 2595 PH                       5.5%   4/15/33    3,500 M       3,523,310
    FHR 2811 PE                       6.0%   6/15/34    4,000 M       4,216,160
                                                                 --------------
                                                                     10,840,000
                                                                 --------------
    Mortgage-Backed Securities:
    15-Year:
    FHLMC 730243                      9.0%    4/1/06        6 M           5,986
    FHLMC B15650                      5.5%    7/1/14    1,889 M       1,942,596
                                                                 --------------
                                                                      1,948,582
                                                                 --------------
    20- Year:
    FHLMC C90847                      6.0%    8/1/24    3,727 M       3,844,916
                                                                 --------------
    30-Year:
    FHLMC 252153                     11.0%   11/1/09        1 M             852
    FHLMC 170141                     11.0%    9/1/15        6 M           6,218
    FHLMC 532545                     11.0%    9/1/15        4 M           4,143
    FHLMC 170147                     11.0%   11/1/15        4 M           4,444
    FHLMC 360017                     11.0%   11/1/17        2 M           1,977
    FHLMC 544457                     11.0%   12/1/17       14 M          15,152
    FHLMC C47272                      6.5%   10/1/29    4,110 M       4,288,245
    FHLMC C47314                      6.5%   11/1/29    1,850 M       1,930,017
    FHLMC C01290                      5.5%    1/1/32    3,486 M       3,527,046
                                                                 --------------
                                                                      9,778,094
                                                                 --------------
    TOTAL FEDERAL HOME LOAN
      MORTGAGE CORPORATION                                           26,411,592
                                                                 --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION 59.8%
    Collateralized Mortgage Obligations:
    FNR 2003-71 PK                    4.5%   8/25/18    3,303 M       3,185,889
                                                                 --------------
    Mortgage-Backed Securities:
    10-Year:
    FNMA 556247                       7.0%   10/1/10      187 M         198,845
    FNMA 254682                       5.0%    3/1/13    4,014 M       4,082,483
    FNMA 735006                       5.0%    8/1/14    2,383 M       2,424,354
                                                                 --------------
                                                                      6,705,682
                                                                 --------------
    15-Year:
    FNMA 675690                       5.0%    2/1/18    2,476 M       2,496,442
    FNMA 785246                       4.5%    6/1/19    2,318 M       2,290,870
    FNMA 771162                       5.0%    1/1/19    3,929 M       3,962,025
    FNMA 771160                       5.5%    1/1/19    2,461 M       2,522,791
    FNMA 811328                       5.0%    2/1/20    6,969 M       7,025,895
                                                                 --------------
                                                                     18,298,023
                                                                 --------------
    20- Year:
    FNMA 251808                      10.0%    4/1/18       22 M          23,743
    FNMA 252206                       6.0%    1/1/19       88 M          90,857
    FNMA 573745                       6.5%    8/1/20      110 M         115,597
    FNMA 758564                       6.0%    9/1/24    1,032 M       1,063,380
                                                                 --------------
                                                                      1,293,577
                                                                 --------------
    30-Year:
    FNMA 2109                        9.25%   10/1/09       48 M          51,729
    FNMA 177567                      7.75%    8/1/22      166 M         178,867
    FNMA 426830                       8.0%   11/1/24      177 M         192,826
    FNMA 535832                       6.5%   12/1/28    3,717 M       3,883,479
    FNMA 604975                       5.5%    9/1/31      476 M         481,219
    FNMA 625183                       5.5%    1/1/32    2,367 M       2,392,550
    FNMA 788150                       6.0%    3/1/32    3,372 M       3,473,668
    FNMA 645318                       6.5%    5/1/32    2,079 M       2,166,959
    FNMA 659994                       6.5%    9/1/32    1,444 M       1,512,571
    FNMA 682348                       4.5%    9/1/33    3,688 M       3,556,482
    FNMA 707312                       5.0%    6/1/33    3,089 M       3,053,486
    FNMA 721540                       5.0%    7/1/33    2,773 M       2,740,980
    FNMA 788149                       5.5%    5/1/33    3,093 M       3,129,730
    FNMA 738887                       5.5%   10/1/33    1,258 M       1,270,289
    FNMA 748895                       6.0%   12/1/33    1,564 M       1,601,877
    FNMA 758523                       5.5%    3/1/34    2,756 M       2,783,844
    FNMA 798031                       5.0%    1/1/35    3,171 M       3,129,053
                                                                 --------------
                                                                     35,599,609
                                                                 --------------
    TOTAL FEDERAL NATIONAL
      MORTGAGE ASSOCIATION                                           65,082,780
                                                                 --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 14.0%
    Collateralized Mortgage Obligations:
    GNR 04-47 PD                      6.0%    6/16/34   3,000 M       3,145,560
                                                                 --------------
    Mortgage-Backed Securities:
    15-Year:
    GNMA II 3197                      7.0%    2/20/17     244 M         257,665
                                                                 --------------
    20-Year:
    GNMA 623177                       6.5%    8/15/23     881 M         930,420
    GNMA 608728X                      6.5%   11/15/25   1,256 M       1,323,888
                                                                 --------------
                                                                      2,254,308
                                                                 --------------
    30-Year:
    GNMA 506805                       6.5%    6/15/29     673 M         707,160
    GNMA 572061                       5.5%    8/15/33   3,070 M       3,125,269
    GNMA 593737                       5.5%    9/15/33   1,151 M       1,171,834
    GNMA 593781                       5.5%   12/15/33   1,972 M       2,007,924
    GNMA 606242                       6.0%    4/15/34   1,312 M       1,356,002
    GNMA 606239                       5.5%    4/15/34   1,163 M       1,183,344
                                                                 --------------
                                                                      9,551,533
                                                                 --------------
    TOTAL GOVERNMENT NATIONAL
      MORTGAGE ASSOCIATION                                           15,209,066
                                                                 --------------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $107,507,563)*                                           106,703,438

    EXCESS OF OTHER ASSETS
      OVER LIABILITIES 2.0%                                           2,212,583
                                                                 --------------
    NET ASSETS                                                   $  108,916,021
                                                                 ==============

    ----------------------------------------------------------------------------
    * COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR AT FEBRUARY 28, 2005 UNREALIZED DEPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $804,125 OF WHICH $110,131 RELATED TO APPRECIATED SECURITIES AND $914,256 RELATED TO DEPRECIATED SECURITIES.

    SENTINEL SHORT MATURITY GOVERNMENT FUND
    INVESTMENT IN SECURITIES
    at February 28, 2005 (Unaudited)
    ----------------------------------------------------------------------------
                                                      Principal
                                                        Amount        Value
                                    Coupon  Maturity  (M=$1,000)    (Note 1)
    ----------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY OBLIGATIONS 98.7%
    FEDERAL HOME LOAN MORTGAGE CORPORATION 34.1%
    Collateralized Mortgage Obligations:
    FHR 2496 BA                      5.00%  11/15/15      652 M  $      654,586
    FHLMC T-2A                       7.00%  01/25/21       34 M          34,468
    FHR 1764 G                       6.00%  12/15/24    5,107 M       5,266,111
                                                                 --------------
                                                                      5,955,165
                                                                 --------------
    Mortgage-Backed Securities:
    10-Year:
    FHLMC E75462                     6.00%  03/01/09      358 M         371,976
    FHLMC E83548                     6.00%  05/01/11      230 M         241,085
    FHLMC E85491                     6.50%  09/01/11      543 M         573,222
    FHLMC E88621                     5.50%  03/01/12      689 M         714,856
    FHLMC E88437                     5.50%  03/01/12      637 M         661,009
    FHLMC G11271                     5.50%  05/01/12      797 M         826,978
    FHLMC E89815                     5.50%  05/01/12      605 M         627,538
    FHLMC E89586                     5.50%  05/01/12      592 M         614,567
    FHLMC E93390                     5.50%  07/01/12      335 M         347,835
    FHLMC E91504                     5.50%  09/01/12      752 M         780,011
    FHLMC E91428                     5.50%  09/01/12      407 M         422,151
    FHLMC E91150                     5.50%  09/01/12      576 M         597,188
    FHLMC E91152                     5.50%  09/01/12      474 M         491,960
    FHLMC E93347                     5.50%  12/01/12      681 M         706,912
    FHLMC E86837                     6.00%  01/01/12    1,866 M       1,954,548
    FHLMC E89226                     6.00%  04/01/12      745 M         779,502
    FHLMC E89227                     6.00%  04/01/12    1,229 M       1,286,795
    FHLMC E89229                     6.00%  04/01/12      996 M       1,042,421
    FHLMC E89583                     6.00%  05/01/12    1,279 M       1,339,108
    FHLMC E89668                     6.00%  05/01/12    1,345 M       1,408,411
    FHLMC E89015                     6.50%  04/01/12      913 M         965,131
    FHLMC E94029                     5.50%  02/01/13    1,906 M       1,977,609
    FHLMC E94026                     5.50%  02/01/13    4,677 M       4,852,709
    FHLMC B10204                     5.50%  10/01/13      963 M         986,585
    FHLMC B10950                     5.50%  11/01/13    1,104 M       1,132,269
    FHLMC G11560                     5.50%  04/01/14    4,812 M       4,951,458
                                                                 --------------
                                                                     30,653,834
                                                                 --------------
    15-Year:
    FHLMC B00212                     8.50%  03/01/05         20              20
    FHLMC B00688                     9.00%  09/01/05        190             192
    FHLMC B00673                     9.50%  11/01/05        1 M             543
    FHLMC 380093                    10.00%  07/01/05        1 M             564
    FHLMC E62359                     9.00%  09/01/06        2 M           1,917
    FHLMC E00109 (GOLD)              8.50%  06/01/07        2 M           2,127
    FHLMC G10394                     9.00%  01/01/07        5 M           5,101
    FHLMC G10453                     9.00%  06/01/07        6 M           6,008
    FHLMC E44248                     6.00%  01/01/08       54 M          55,326
    FHLMC E49168                     6.00%  07/01/08       86 M          88,540
    FHLMC E54549                     6.50%  09/01/08       39 M          40,376
    FHLMC E47837                     7.00%  03/01/08      150 M         155,462
    FHLMC E49621                     7.00%  07/01/08      174 M         182,215
    FHLMC E47607                     8.00%  02/01/08       15 M          15,512
    FHLMC E63961                     5.50%  03/01/09       13 M          13,220
    FHLMC E00292                     6.50%  04/01/09       57 M          59,358
    FHLMC G10330                     7.00%  01/01/10      231 M         243,237
    FHLMC E61405                     7.00%  08/01/10      202 M         213,369
    FHLMC M30104                     5.50%  01/01/11        5 M           5,272
    FHLMC M30120                     5.50%  05/01/11      125 M         129,289
    FHLMC M30121                     5.50%  05/01/11      196 M         203,346
    FHLMC G10516                     6.00%  05/01/11       68 M          71,279
    FHLMC E20237                     6.00%  05/01/11       82 M          85,169
    FHLMC M30123                     6.50%  07/01/11      248 M         262,319
    FHLMC E62686                     7.00%  01/01/11      381 M         402,305
    FHLMC E00422                     7.00%  03/01/11      147 M         154,768
    FHLMC E00436                     7.00%  06/01/11       66 M          69,921
    FHLMC E64484                     7.00%  06/01/11       12 M          12,228
    FHLMC F70014                     7.50%  09/01/11      223 M         235,803
    FHLMC E72904                     8.00%  11/01/11       84 M          88,492
    FHLMC F70015                     8.00%  12/01/11      237 M         250,496
    FHLMC E91065                     5.50%  08/01/12      635 M         653,830
    FHLMC E68301                     5.50%  11/01/12      295 M         303,235
    FHLMC E69127                     6.00%  03/01/12      177 M         185,131
    FHLMC G10749                     6.00%  10/01/12      213 M         222,385
    FHLMC G10705                     6.50%  08/01/12      822 M         864,672
    FHLMC G11228                     6.50%  12/01/12      252 M         265,623
    FHLMC G10654                     7.00%  02/01/12      573 M         604,717
    FHLMC E94628                     5.00%  02/01/13    2,314 M       2,355,678
    FHLMC E00546                     5.50%  03/01/13      486 M         499,828
    FHLMC M30171                     5.50%  06/01/13       96 M          99,577
    FHLMC E00593                     5.50%  11/01/13      348 M         357,953
    FHLMC E68799                     6.00%  02/01/13      293 M         305,872
    FHLMC E69523                     6.00%  04/01/13      421 M         438,503
    FHLMC G11077                     6.00%  12/01/13      199 M         207,182
    FHLMC E72131                     6.50%  08/01/13      304 M         319,793
    FHLMC G11135                     6.50%  08/01/13      813 M         856,282
    FHLMC E72178                     6.50%  09/01/13      298 M         313,804
    FHLMC G11257                     5.50%  01/01/14      767 M         789,871
    FHLMC B15651                     5.50%  07/01/14    4,069 M       4,184,249
    FHLMC E82965                     5.50%  12/01/14      484 M         497,857
    FHLMC E83900                     6.00%  01/01/14      124 M         129,210
    FHLMC E80767                     6.00%  06/01/14      209 M         217,504
    FHLMC E75793                     6.50%  01/01/14       25 M          26,396
    FHLMC G10965                     7.50%  10/01/14      149 M         157,804
    FHLMC E82128                     7.00%  03/01/15      569 M         600,761
    FHLMC E00843                     8.00%  04/01/15       83 M          88,314
    FHLMC E01000                     5.50%  07/01/16   10,237 M      10,508,990
    FHLMC G11184                     5.50%  09/01/16    9,643 M       9,981,769
    FHLMC E01009                     6.50%  08/01/16    1,884 M       1,979,579
    FHLMC E88357                     7.00%  02/01/17    2,030 M       2,141,191
    FHLMC G11585                     6.50%  03/01/17      521 M         548,476
    FHLMC G11566                     5.50%  04/01/18   11,691 M      12,001,128
                                                                 --------------
                                                                     55,760,938
                                                                 --------------
    20-Year:
    FHLMC C90035                     6.50%  11/01/13      533 M         558,393
    FHLMC D94982                     7.00%  04/01/16      302 M         320,024
    FHLMC C90234                     6.00%  10/01/18    1,711 M       1,769,025
    FHLMC D94230                     7.00%  08/01/21    2,660 M       2,824,828
    FHLMC G30239                     7.50%  10/01/19      556 M         598,361
                                                                 --------------
                                                                      6,070,631
                                                                 --------------
    30-Year:
    FHLMC 181614                     7.00%  08/01/06        3 M           3,483
    FHLMC G80175                     7.25%  04/17/06       62 M          62,969
    FHLMC 140826                     6.50%  11/01/07        6 M           5,872
    FHLMC 160024                     8.00%  06/01/07       52 M          53,341
    FHLMC 274386                     8.25%  07/01/07       26 M          26,777
    FHLMC 530139                     7.50%  06/01/08       42 M          42,717
    FHLMC 303385                     7.50%  08/01/08        9 M           8,694
    FHLMC 184331                     7.75%  11/01/08        4 M           4,477
    FHLMC 141758                     8.00%  10/01/08       19 M          19,430
    FHLMC 160040                     8.75%  03/01/08       23 M          23,899
    FHLMC 160054                     9.25%  07/01/08       26 M          27,811
    FHLMC 181285                     7.50%  03/01/09       25 M          26,269
    FHLMC 254499                     7.75%  06/01/09       38 M          38,971
    FHLMC 181339                     8.00%  06/01/09        8 M           8,854
    FHLMC 181586                     8.00%  12/01/09       19 M          20,346
    FHLMC 555131                     8.25%  12/01/09       42 M          43,865
    FHLMC 303073                     8.50%  03/01/09       75 M          78,189
    FHLMC 160081                    10.25%  06/01/09        3 M           2,810
    FHLMC 141001                     7.75%  09/01/16       37 M          37,472
    FHLMC 141161                     7.75%  04/01/17       52 M          55,969
    FHLMC 302609                     8.00%  08/01/17       92 M          99,839
    FHLMC 307583                     8.00%  08/01/17       32 M          33,699
    FHLMC G00100                     8.00%  02/01/23       42 M          45,310
    FHLMC C00701                     6.50%  01/01/29    4,901 M       5,114,300
    FHLMC A17291                     6.50%  11/01/33    3,917 M       4,082,337
                                                                 --------------
                                                                      9,967,700
                                                                 ==============
    TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                    108,408,268
                                                                 ==============
    FEDERAL NATIONAL MORTGAGE ASSOCIATION 56.1%
    10-Year:
    FNMA 251418                      7.00%  11/01/07       28 M          29,113
    FNMA 252652                      7.00%  05/01/09       56 M          59,139
    FNMA 527272                      6.00%  08/01/09      158 M         164,275
    FNMA 516230                      8.00%  08/01/09      426 M         449,853
    FNMA 253329                      7.50%  05/01/10      433 M         461,839
    FNMA 253362                      7.50%  05/01/10      346 M         368,802
    FNMA 253507                      7.50%  09/01/10      409 M         436,691
    FNMA 253472                      7.50%  09/01/10      548 M         585,137
    FNMA 254082                      5.50%  10/01/11      401 M         414,126
    FNMA 254119                      5.50%  11/01/11      582 M         600,855
    FNMA 254163                      5.50%  12/01/11      841 M         868,592
    FNMA 599310                      6.00%  07/01/11       73 M          77,122
    FNMA 600249                      6.00%  08/01/11      168 M         176,243
    FNMA 595729                      6.00%  09/01/11    1,494 M       1,569,562
    FNMA 609190                      6.00%  09/01/11      223 M         234,330
    FNMA 619198                      6.00%  12/01/11      212 M         222,388
    FNMA 603547                      6.50%  09/01/11      213 M         226,280
    FNMA 595730                      6.50%  09/01/11      300 M         317,897
    FNMA 254076                      6.50%  10/01/11      387 M         409,991
    FNMA 254113                      6.50%  11/01/11      344 M         364,955
    FNMA 254584                      5.00%  12/01/12   19,840 M      20,187,247
    FNMA 254226                      5.50%  02/01/12    2,918 M       3,014,308
    FNMA 633905                      5.50%  03/01/12      665 M         687,135
    FNMA 644268                      5.50%  04/01/12      217 M         223,777
    FNMA 254470                      5.50%  09/01/12    2,436 M       2,516,405
    FNMA 254507                      5.50%  10/01/12    2,325 M       2,390,836
    FNMA 254542                      5.50%  11/01/12    3,520 M       3,635,930
    FNMA 254585                      5.50%  12/01/12    2,174 M       2,245,122
    FNMA 254274                      6.00%  03/01/12      574 M         603,241
    FNMA 649455                      6.00%  05/01/12      850 M         892,243
    FNMA 254369                      6.00%  06/01/12      937 M         984,539
    FNMA 679981                      6.00%  06/01/12      407 M         427,446
    FNMA 254456                      6.00%  08/01/12    2,671 M       2,805,595
    FNMA 254488                      6.00%  09/01/12    1,489 M       1,564,182
    FNMA 254399                      6.50%  06/01/12    2,250 M       2,387,583
    FNMA 254427                      6.50%  07/01/12    3,907 M       4,142,469
    FNMA 254457                      6.50%  07/01/12      727 M         771,183
    FNMA 254845                      4.00%  07/01/13    7,405 M       7,340,060
    FNMA 254806                      4.50%  07/01/13   10,566 M      10,605,519
    FNMA 756914                      4.50%  11/01/13    5,005 M       5,028,638
    FNMA 254882                      5.00%  08/01/13      246 M         250,573
    FNMA 254698                      6.50%  01/01/13      871 M         923,215
    FNMA 735006                      5.00%  08/01/14   19,067 M      19,394,828
    FNMA 255368                      5.50%  07/01/14    1,142 M       1,178,711
                                                                 --------------
                                                                    102,237,975
                                                                 --------------
    15-Year:
    FNMA 328089                      7.25%  08/01/09      131 M         135,200
    FNMA 250441                      6.50%  12/01/10      147 M         155,056
    FNMA 321199                      7.00%  09/01/10      139 M         147,195
    FNMA 321573                      7.00%  09/01/10        4 M           4,234
    FNMA 324087                      7.00%  09/01/10       64 M          67,635
    FNMA 325432                      7.00%  09/01/10       86 M          91,259
    FNMA 313758                      7.00%  11/01/10       41 M          42,377
    FNMA 511846                      9.00%  01/01/10       21 M          21,026
    FNMA 368198                      6.00%  12/01/11       91 M          95,808
    FNMA 303943                      6.50%  12/01/11      134 M         142,533
    FNMA 250613                      6.50%  06/01/11      418 M         440,663
    FNMA 250781                      6.50%  07/01/11      190 M         200,153
    FNMA 367201                      6.50%  12/01/11       76 M          80,333
    FNMA 303902                      7.00%  05/01/11       97 M         102,324
    FNMA 367202                      7.00%  12/01/11      201 M         213,998
    FNMA 371330                      6.00%  02/01/12       30 M          30,940
    FNMA 390784                      6.00%  05/01/12      147 M         153,562
    FNMA 374083                      6.50%  03/01/12       70 M          73,611
    FNMA 370468                      7.00%  01/01/12      129 M         137,035
    FNMA 251300                      7.00%  08/01/12      182 M         192,073
    FNMA 576800                      8.50%  01/01/12       61 M          63,988
    FNMA 426453                      5.50%  10/01/13      521 M         535,313
    FNMA 596145                      6.50%  07/01/13    1,220 M       1,284,637
    FNMA 433301                      6.50%  06/01/13       66 M          67,104
    FNMA 512520                      7.00%  07/01/13      596 M         626,516
    FNMA 446787                      5.50%  01/01/14    1,112 M       1,143,287
    FNMA 447881                      5.50%  01/01/14      386 M         396,589
    FNMA 496015                      5.50%  04/01/14      191 M         196,652
    FNMA 528088                      5.50%  05/01/14      609 M         626,357
    FNMA 576789                      5.50%  06/01/14      276 M         284,329
    FNMA 536814                      5.50%  06/01/14    1,150 M       1,182,265
    FNMA 555839                      5.50%  12/01/14   12,745 M      13,103,760
    FNMA 535634                      5.50%  08/01/15    8,731 M       8,976,124
    FNMA 768628                      5.50%  09/01/15      760 M         780,546
    FNMA 619191                      6.50%  12/01/15    1,679 M       1,767,201
    FNMA 630985                      7.00%  09/01/15      962 M       1,016,039
    FNMA 594601                      8.50%  10/01/15      153 M         165,891
    FNMA 535777                      5.50%  03/01/16      930 M         955,645
    FNMA 545298                      5.50%  11/01/16      764 M         783,139
    FNMA 545300                      5.50%  11/01/16   14,180 M      14,542,806
    FNMA 614920                      5.50%  12/01/16      870 M         892,036
    FNMA 663227                      6.00%  03/01/16    1,093 M       1,141,089
    FNMA 574598                      6.00%  05/01/16      842 M         877,336
    FNMA 594602                      9.00%  01/01/16       41 M          45,400
    FNMA 625933                      5.50%  01/01/17    5,866 M       6,016,034
    FNMA 792797                      5.50%  08/01/17    3,187 M       3,274,152
    FNMA 671380                      5.50%  04/01/17    1,461 M       1,501,921
    FNMA 671380                      6.00%  11/01/17      586 M         611,052
    FNMA 679165                      5.50%  02/01/18      570 M         584,732
                                                                 --------------
                                                                     65,968,955
                                                                 ==============
    20-Year:
    FNMA 190659                      7.00%  02/01/14      641 M         679,333
    FNMA 190697                      7.00%  03/01/14      825 M         874,943
    FNMA 251716                     10.50%  03/01/18       29 M          32,268
    FNMA 735103                      6.00%  08/01/22    6,065 M       6,254,755
                                                                 --------------
                                                                      7,841,299
                                                                 --------------
    30-Year:
    FNMA 19953                       7.75%  10/01/06       16 M          16,472
    FNMA 21349                       8.00%  12/01/06        6 M           5,793
    FNMA 111330                      7.50%  09/01/07       31 M          32,345
    FNMA 58241                       7.50%  12/01/07       54 M          55,443
    FNMA 13481                       7.75%  05/01/08       21 M          21,630
    FNMA 8213                        8.00%  01/01/08       56 M          58,112
    FNMA 151964                      8.00%  03/01/08       10 M          10,062
    FNMA 44045                       8.00%  06/01/08       37 M          38,280
    FNMA 176044                      8.50%  09/01/08       31 M          32,876
    FNMA 141789                      8.25%  02/01/09       50 M          51,694
    FNMA 10134                       8.75%  08/01/09       25 M          26,160
    FNMA 439                         9.00%  06/01/09       17 M          17,622
    FNMA 23                          8.50%  08/01/11       15 M          15,601
    FNMA 510095                      8.50%  09/01/11       95 M          98,264
    FNMA 366221                      9.50%  03/01/11      113 M         123,403
    FNMA 401612                      7.00%  05/01/12      123 M         125,715
    FNMA 81692                       8.00%  09/01/12       97 M         100,147
    FNMA 124871                      7.00%  05/01/13      497 M         522,277
    FNMA 20497                       8.75%  07/01/13       19 M          20,044
    FNMA 44046                       7.50%  02/01/14       30 M          30,945
    FNMA 454727                     10.50%  01/01/16      126 M         141,012
    FNMA 626664                      8.25%  09/01/17       67 M          72,428
    FNMA 49584                       7.00%  06/01/19       27 M          28,480
    FNMA 454720                      7.00%  09/01/21      237 M         251,245
    FNMA 479421                      7.45%  08/01/22      157 M         169,130
    FNMA 175123                      8.25%  04/01/22       39 M          42,617
    FNMA 207530                      6.00%  04/01/17      562 M         585,404
                                                                 --------------
                                                                      2,693,201
                                                                 ==============
    TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                     178,741,430
                                                                 ==============
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 8.5%
    Mortgage-Backed Securities:
    10-Year:
    GNMA 634538                      6.00%  09/15/14    1,145 M       1,201,288
    GNMA 634545                      6.50%  09/15/14      934 M         989,147
                                                                 --------------
                                                                      2,190,435
                                                                 --------------
    15-Year:
    GNMA 293554                      9.75%  08/15/05       24 M          24,208
    GNMA 780306                      9.00%  11/15/06        2 M           1,670
    GNMA 780395                      7.00%  12/15/07       41 M          42,499
    GNMA 342810                      7.00%  12/15/07       45 M          46,716
    GNMA 1785                        9.00%  02/20/07        1 M             767
    GNMA 364469                      6.00%  11/15/08       68 M          70,628
    GNMA 352121                      6.50%  08/15/08       25 M          26,216
    GNMA 342744                      6.50%  08/15/08       93 M          97,234
    GNMA 326462                      6.50%  10/15/08      221 M         230,189
    GNMA 370871                      6.50%  10/15/08       86 M          89,252
    GNMA 348052                      7.00%  03/15/08       20 M          20,686
    GNMA 364447                      7.00%  03/20/08       69 M          71,876
    GNMA 339490                      7.00%  04/15/08        7 M           7,111
    GNMA 343534                      7.50%  01/15/08       36 M          37,760
    GNMA 339464                      8.00%  01/15/08       41 M          43,559
    GNMA 354532                      6.00%  01/15/09       62 M          64,806
    GNMA 345594                      6.00%  03/15/09       68 M          70,756
    GNMA 366674                      6.00%  03/15/09       86 M          89,654
    GNMA 388287                      6.00%  03/15/09      105 M         109,718
    GNMA 355866                      6.00%  04/15/09       95 M          99,059
    GNMA 360238                      6.00%  04/15/09       90 M          93,986
    GNMA 366773                      6.00%  04/15/09      104 M         108,369
    GNMA 371934                      6.00%  04/15/09       87 M          90,146
    GNMA 375876                      6.00%  04/15/09       93 M          97,194
    GNMA 378884                      6.00%  04/15/09       57 M          59,585
    GNMA 385492                      6.00%  04/15/09      123 M         128,315
    GNMA 780303                      6.50%  02/15/09      101 M         105,796
    GNMA 391659                      6.50%  04/15/09      378 M         396,387
    GNMA 780369                      7.00%  09/15/09      155 M         161,773
    GNMA 415068                      6.00%  01/15/11       28 M          28,968
    GNMA 2354                        9.00%  11/20/11        1 M           1,437
    GNMA 780659                      7.50%  08/15/12       41 M          43,230
    GNMA 780759                      6.50%  04/15/13      699 M         739,592
    GNMA 456869                      6.50%  04/15/13      611 M         647,318
    GNMA 462328                      6.50%  05/15/13       24 M          25,651
    GNMA II 2542                     7.00%  01/20/13      202 M         213,670
    GNMA 349029                      7.00%  04/15/13       29 M          30,391
    GNMA 780859                      7.50%  09/15/13       45 M          47,968
    GNMA 780978                      6.50%  02/15/14    4,130 M       4,375,596
    GNMA 781109                      7.00%  11/15/14    8,965 M       9,516,827
    GNMA 781461                      6.50%  02/15/15    2,020 M       2,139,920
    GNMA 489953                      6.00%  12/15/16      133 M         138,946
    GNMA 618207                      6.00%  12/15/19      993 M       1,040,637
    GNMA 636715                      6.00%  12/15/19    1,404 M       1,470,432
                                                                 --------------
                                                                     22,946,498
                                                                 --------------
    20-Year:
    GNMA 234073                      9.25%  12/15/07        4 M           4,412
    GNMA 248682                      9.75%  06/15/10       24 M          26,566
    GNMA 628440                      7.00%  04/15/24    1,838 M       1,957,216
                                                                 --------------
                                                                      1,988,194
                                                                 ==============
    30-Year:
    GNMA 18324                       8.00%  07/15/07       32 M          33,445
    GNMA 91758                      10.00%  11/15/09        5 M           5,811
    GNMA 495                        10.00%  02/20/16        1 M             934
                                                                 --------------
                                                                         40,190
                                                                 ==============
    TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                   27,165,317
                                                                 ==============
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $314,324,301)*                                           314,315,015

    EXCESS OF OTHER ASSETS
      OVER LIABILITIES 1.3%                                           4,096,791
                                                                 --------------
    NET ASSETS                                                   $  318,411,806
                                                                 ==============

    * Cost for federal income tax purposes is substantially similar. At February 28, 2005 unrealized depreciation for federal income tax purposes aggregated $9,286 of which $1,077,505 related to appreciated securities and $1,086,791 related to depreciated securities.

    The estimated average maturity for certain mortgage-backed securities is shorter than the final maturity shown due to either published or proprietary prepayment assumptions.

    SENTINEL U.S. TREASURY MONEY MARKET FUND
    INVESTMENT IN SECURITIES
    at February 28, 2005 (Unaudited)
    ---------------------------------------------------------------------------
                                                      Principal
                                                        Amount        Value
    Description       Coupon     Maturity             (M=$1,000)    (Note 1)
    ---------------------------------------------------------------------------
    U.S. TREASURY OBLIGATIONS 92.4%
    U.S. Treasury Bill 2.06%, 03/03/05                  13,000M  $   12,998,512
    U.S. Treasury Bill 2.135%, 03/03/05                  4,500M       4,499,466
    U.S. Treasury Bill 2.175%, 03/03/05                  6,000M       5,999,275
    U.S. Treasury Bill 2.16%, 03/10/05                     550M         549,703
    U.S. Treasury Bill 2.29%, 03/10/05                   5,700M       5,696,737
    U.S. Treasury Bill 2.295%, 03/10/05                 13,500M      13,492,254
    U.S. Treasury Bill 2.35%, 03/17/05                  11,000M      10,988,511
    U.S. Treasury Bill 2.405%, 03/24/05                 15,000M      14,976,952
    U.S. Treasury Bill 2.455%, 03/24/05                  1,700M       1,697,334
    U.S. Treasury Bill 2.525%, 04/14/05                  5,600M       5,582,718
                                                                 --------------
    TOTAL U.S. TREASURY OBLIGATIONS
    (Amortized Cost $76,481,462)                                     76,481,462
                                                                 --------------

    ---------------------------------------------------------------------------
                                                                      Value
                                                        Shares      (Note 1)
    ---------------------------------------------------------------------------
    U.S. TREASURY INSTITUTIONAL FUNDS 6.2%
    BlackRock Provident Institutional Funds
      Treasury Fund #60                               3,070,000       3,070,000
    Federated Funds Treasury Obligations
      Fund Institutional Shares #68                   2,036,000       2,036,000
                                                                 --------------
    TOTAL U.S. TREASURY INSTITUTIONAL FUNDS
    (Amortized Cost $5,106,000)                                       5,106,000
                                                                 --------------
    TOTAL INVESTMENTS
    (Amortized Cost $81,587,462)*                                    81,587,462

    EXCESS OF OTHER ASSETS
      OVER LIABILITIES 1.4%                                           1,159,859
                                                                 --------------
    NET ASSETS                                                   $   82,747,321
                                                                 ==============

    *   Also cost for federal income tax purposes.

NOTE 1:

SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Fund's board. The board has delegated this responsibility to a pricing committee, subject to their review and supervision. For the Sentinel International Equity Fund, Fair Value adjustments to foreign market closing prices determined by an independent pricing service are used every business day. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximated market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Group Funds, Inc.

      By (Signature and Title)   /s/ JOHN M. GRAB, JR.
                                 --------------------------------------------
                                 John M. Grab, Jr.,
                                 Vice President & Chief Financial Officer

      Date  04/27/05
           ----------



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ CHRISTIAN THWAITES
                                 --------------------------------------------
                                 Christian Thwaites,
                                 President and Chief Executive Officer


      Date  04/27/05
           ----------

      By (Signature and Title)*  /s/ JOHN M. GRAB, JR.
                                 --------------------------------------------
                                 John M. Grab, Jr.,
                                 Vice President & Chief Financial Officer

      Date  04/27/05
           ----------